As filed with the Securities and Exchange         Registration No. 33-75992
Commission on April 18, 2000                      Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
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                       POST-EFFECTIVE AMENDMENT NO. 21 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
       ------
         X      on May 1, 2000 pursuant to paragraph (b) of Rule 485
       ------

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4                                      LOCATION - PROSPECTUS DATED MAY
ITEM NO.          PART A (PROSPECTUS)                     1, 2000

    1     Cover Page........................  Cover Page

    2     Definitions.......................  Not Applicable

    3     Synopsis..........................  Contract Overview; Fee Table

    4     Condensed Financial Information...  Condensed Financial
                                              Information; Appendix V -
                                              Condensed Financial Information

    5     General Description of Registrant,
          Depositor, and Portfolio Companies  Other Topics - The Company;
                                              Variable Annuity Account C;
                                              Appendix IV - Descriptions of
                                              Underlying Funds

    6     Deductions and Expenses...........  Fee Table; Fees

    7     General Description of Variable
          Annuity Contracts.................  Contract Overview; Other Topics

    8     Annuity Period....................  The Income Phase

    9     Death Benefit.....................  Death Benefit

   10     Purchases and Contract Value......  Purchase; Your Account Value

   11     Redemptions.......................  Right to Cancel

   12     Taxes.............................  Taxation

   13     Legal Proceedings.................  Other Topics - Legal Matters
                                              and Proceedings

   14     Table of Contents of the Statement
          of Additional Information.........  Contents of the Statement of
                                              Additional Information

FORM N-4     PART B (STATEMENT OF ADDITIONAL       LOCATION - STATEMENT OF
ITEM NO.              INFORMATION)              ADDITIONAL INFORMATION DATED
                                                           MAY 1, 2000

   15     Cover Page..........................  Cover page

   16     Table of Contents...................  Table of Contents

   17     General Information and History.....  General Information and
                                                History

   18     Services............................  General Information and
                                                History; Independent Auditors

   19     Purchase of Securities Being Offered  Offering and Purchase of
                                                Contracts

   20     Underwriters........................  Offering and Purchase of
                                                Contracts

   21     Calculation of Performance Data.....  Performance Data; Average
                                                Annual Total Return Quotations

   22     Annuity Payments....................  Income Phase Payments

   23     Financial Statements................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT C

                   Aetna Life Insurance and Annuity Company


       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000


GENERAL DESCRIPTION OF GET I
Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as the investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET I
GET I seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET I will end on June 14, 2005, which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.




X.GETI75992-A                                                    May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS
In addition to the amounts currently listed under "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET I guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:


 GET I Guarantee Charge (deducted daily during the guarantee period) .....       0.50%
Maximum Total Separate Account Expenses ..................................       2.00%


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:

Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)


                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(1)    Other Expenses(2)  (after expense reimbursement)(3)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series I            0.60%              0.15%                    0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.




-----------------------

(1) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(2) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(3) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET I's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

Hypothetical Examples--Aetna GET Fund Series I
Account Fees Incurred Over Time. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date), assuming a 5% annual return on the investment.(4)


---------------------------------
  > THESE EXAMPLES ARE PURELY                       Example A                              Example B
    HYPOTHETICAL.                          If you withdraw your entire            If you leave your entire
                                           account value at the end of            account value invested or if
  > THEY SHOULD NOT BE                     the periods shown, you would           you select an income phase
    CONSIDERED A REPRESENTATION            pay the following expenses,            payment option at the end of
    OF PAST OR FUTURE EXPENSES             including any applicable early         the periods shown, you would
    OR EXPECTED RETURNS.                   withdrawal charge assessed:            pay the following expenses
  > ACTUAL EXPENSES AND/OR                                                        (no early withdrawal charge
    RETURNS MAY BE MORE OR LESS                                                   is assessed):
    THAN THOSE SHOWN BELOW.
--------------------------------
                                            1 Year   3 Years   5 Years             1 Year   3 Years   5 Years
                                            -------- --------- ---------          -------- --------- --------
Aetna GET Fund Series I                      $79      $140      $204                $28      $87      $148


-----------------------


(4) The examples shown reflect a maximum mortality and expense risk charge of 1.25%, on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET I guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $20 that has been converted to a percentage of assets equal to 0.052% and all charges and expenses of the GET I Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:

Aetna GET Fund (Series I)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000, through June 14, 2005, the maturity date.

POLICIES
Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.





X.GETI75992-A                                                           May 2000

                          VARIABLE ANNUITY ACCOUNT C

                   Aetna Life Insurance and Annuity Company


       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000

GENERAL DESCRIPTION OF GET J
Series J of the Aetna GET Fund (GET J) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET J. Aeltus Investment Management, Inc. serves as the investment adviser to GET J.

We will offer GET J shares only during its offering period, which is scheduled to run from June 15, 2000 through the close of business on September 13, 2000. GET J may not be available under your contract, your plan or in your state. Please read the GET J prospectus for a more complete description of GET J, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET J
GET J seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET J's guarantee period runs from September 14, 2000 through September 13, 2005. During the offering period, all GET J assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE

The guarantee period for GET J will end on September 13, 2005, which is GET J's maturity date. The Company guarantees that the value of an accumulation unit of the GET J subaccount under the contract on the maturity date (as valued after the close of business on September 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET J subaccount to make up the difference. This means that if you remain invested in GET J until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET J as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET J subaccount. The value of dividends and distributions made by GET J throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET J investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET J before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET J. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET J amounts. If you do not make a choice, on the maturity date we will transfer your GET J amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET J amounts to the fund or funds designated by the Company.



X.GETJ75992-0                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

In addition to the amounts currently listed under "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET J guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET J investment option:



 GET J Guarantee Charge (deducted daily during the guarantee period) .....       0.50%
Maximum Total Separate Account Expenses ..................................       2.00%


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series J Annual Expenses

(As a percentage of the average net assets)



                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(1)   Other Expenses(2)  (after expense reimbursement)(3)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series J            0.60%              0.15%                     0.75%



For more information regarding expenses paid out of assets of the fund, see the GET J prospectus.




-----------------------

(1) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.


(2) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET J and any additional direct fund expenses.

(3) The investment adviser is contractually obligated through GET J's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET J's other expenses in order to ensure that GET J's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET J's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


Hypothetical Examples--Aetna GET Fund Series J
Account Fees Incurred Over Time. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET J investment option under the contract (until GET J's maturity date), assuming a 5% annual return on the investment.(4)



-------------------------------
> THESE EXAMPLES ARE PUREL                       Example A                             Example B
  HYPOTHETICAL.                         If you withdraw your entire           If you leave your entire
                                        account value at the end of           account value invested or if
> THEY SHOULD NOT BE                    the periods shown, you would          you select an income phase
  CONSIDERED A REPRESENTATION           pay the following expenses,           payment option at the end of
  OF PAST OR FUTURE EXPENSES            including any applicable early        the periods shown, you would
  OR EXPECTED RETURNS.                  withdrawal charge assessed:           pay the following expenses
> ACTUAL EXPENSES AND/OR                                                      (no early withdrawal charge is
  RETURNS MAY BE MORE OR LESS                                                 assessed):
  THAN THOSE SHOWN BELOW.
-------------------------------          1 Year   3 Years   5 Years           1 Year   3 Years   5 Years
                                        -------- --------- ---------          ------- --------- --------
Aetna GET Fund Series J                    $79      $140     $204               $28      $87       $148


-----------------------

(4) The examples shown reflect a maximum mortality and expense risk charge of 1.25%, on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET J guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $20 that has been converted to a percentage of assets equal to 0.052% and all charges and expenses of the GET J Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series J)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from September 14, 2000, through September 13, 2005, the maturity date.


POLICIES

Prior to September 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS

The principal risks of investing in Series J are those generally attributable to stock and bond investing. The success of Series J's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series J invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series J assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series J would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series J assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series J's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.


Investment Adviser: Aeltus Investment Management, Inc.



X.GETJ75992-0                                                    May 2000

                          VARIABLE ANNUITY ACCOUNT C

                   Aetna Life Insurance and Annuity Company


       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000

GENERAL DESCRIPTION OF GET K
Series K of the Aetna GET Fund (GET K) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET K. Aeltus Investment Management, Inc. serves as the investment adviser to GET K.

We will offer GET K shares only during its offering period, which is scheduled to run from September 14, 2000 through the close of business on December 13, 2000. GET K may not be available under your contract, your plan or in your state. Please read the GET K prospectus for a more complete description of GET K, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET K
GET K seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET K's guarantee period runs from December 14, 2000 through December 13, 2005. During the offering period, all GET K assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE

The guarantee period for GET K will end on December 13, 2005, which is GET K's maturity date. The Company guarantees that the value of an accumulation unit of the GET K subaccount under the contract on the maturity date (as valued after the close of business on December 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET K subaccount to make up the difference. This means that if you remain invested in GET K until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET K as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET K subaccount. The value of dividends and distributions made by GET K throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET K investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET K before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET K. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET K amounts. If you do not make a choice, on the maturity date we will transfer your GET K amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET K amounts to the fund or funds designated by the Company.

X.GETK75992-0                                                    May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

In addition to the amounts currently listed under "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET K guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET K investment option:



   GET K Guarantee Charge (deducted daily during the guarantee period) ...       0.50%
Maximum Total Separate Account Expenses ..................................       2.00%


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series J Annual Expenses

(As a percentage of the average net assets)


                                Investment                                Total Fund Annual Expenses
                             Advisory Fees(1)     Other Expenses(2)     (after expense reimbursement)(3)
                            -----------------    -------------------   ---------------------------------
Aetna GET Fund Series J            0.60%                0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the GET K prospectus.


-----------------------

(1) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(2) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET K and any additional direct fund expenses.

(3) The investment adviser is contractually obligated through GET K's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET K's other expenses in order to ensure that GET K's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET K's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


Hypothetical Examples--Aetna GET Fund Series K
Account Fees Incurred Over Time. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET K investment option under the contract (until GET K's maturity date), assuming a 5% annual return on the investment.(4)



-------------------------------                  Example A                             Example B
> THESE EXAMPLES ARE PURELY             If you withdraw your entire           If you leave your entire
  HYPOTHETICAL.                         account value at the end of           account value invested or if
> THEY SHOULD NOT BE                    the periods shown, you would          you select an income phase
  CONSIDERED A REPRESENTATION           pay the following expenses,           payment option at the end of
  OF PAST OR FUTURE EXPENSES            including any applicable early        the periods shown, you would
  OR EXPECTED RETURNS.                  withdrawal charge assessed:           pay the following expenses
> ACTUAL EXPENSES AND/OR                                                      (no early withdrawal charge is
  RETURNS MAY BE MORE OR LESS                                                 assessed):
  THAN THOSE SHOWN BELOW.
-------------------------------          1 Year   3 Years   5 Years           1 Year   3 Years   5 Years
                                        -------- --------- ---------          ------- --------- --------
Aetna GET Fund Series K                    $79      $140      $204              $28      $87       $148


-----------------------


(4) The examples shown reflect a maximum mortality and expense risk charge of 1.25%, on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET K guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $20 that has been converted to a percentage of assets equal to 0.052% and all charges and expenses of the GET K Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series K)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 14, 2000, through December 13, 2005, the maturity date.


POLICIES

Prior to December 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS

The principal risks of investing in Series K are those generally attributable to stock and bond investing. The success of Series K's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series K invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series K assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series K would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series K assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series K's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.


Investment Adviser: Aeltus Investment Management, Inc.


X.GETK75992-0                                                    May 2000

                           Prospectus - May 1, 2000
--------------------------------------------------------------------------------

[Begin side bar]
The Funds

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP

Aetna High Yield VP*

Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Aetna Real Estate Securities VP*

Aetna Small Company VP

Aetna Technology VP

Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM]
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Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Global Securities
        Fund/VA
Oppenheimer Strategic Bond Fund/VA

Portfolio Partners, Inc. (PPI) MFS
  Capital Opportunities Portfolio
  (formerly PPI MFS Value Equity
  Portfolio)
Portfolio Partners, Inc. (PPI) MFS
  Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS
  Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder
  International Growth Portfolio
Portfolio Partners, Inc. (PPI) T.
  Rowe Price Growth Equity Portfolio


[End side bar]


The Contracts. The contracts described in this prospectus are individual deferred fixed or variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under section 408(k). The contracts are not currently available as a Simple IRA under section 408(p).

--------------------------------------------------------------------------------
Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.


     Table of Contents . . . page 3
--------------------------------------------------------------------------------


Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.


Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.


Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 10, in Appendix IV-- Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Getting Additional Information. You may obtain the May 1, 2000 Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-262-3862. You may also obtain an SAI for any of the Funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information including, this prospectus and SAI, are available on the EDGAR Database on the SEC's website, www.sec.gov, or at the SEC's public reference room in Washington, DC. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI table of contents is listed on page 34 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the Guaranteed Accumulation Account prospectus.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.
* Effective May 15, 2000, transfers or deposits are not allowed into the subaccounts investing in these funds. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."

--------------------------------------------------------------------------------

Fixed Interest Options.

> Guaranteed Interest Account

> Fixed Account

> Guaranteed Accumulation Account (available in New York only)


Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments.

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investments.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. You will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. We do not believe that the substitution will create any tax liability.

Transfer Rights. At any time prior to the date of substitution, you may transfer your accumulated values from the subaccount investing in substituted funds into any other investment options available under the contract and no transfer fees or other charges will be imposed. From and after the date of substitution, you may, if you had values transferred from a subaccount as a result of a substitution, transfer among any of the remaining investment options in accordance with the terms of the contract and free of any transfer fees and charges. Any such transfer will not be counted as one of the free transfers permitted per calendar year, provided that the transfer occurs prior to, or within 90 days after, the substitution.

Surrender Rights. If you had shares substituted and elect to make a surrender under the contract (if permitted by applicable tax law) within 30 days after the date of the substitution, we will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. If you exercise this surrender right you may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. You should seek qualified tax advice before exercising their surrender rights.

These contracts are not deposits with, obligations of, or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including possible loss of the principal amount invested.

                          TABLE OF CONTENTS


----------------------------------------------------------------

 Contract Overview ........................................ 4
 Contract Design
 Installment Purchase Payment Contracts and
 Single Purchase Payment Contracts
 Contract Facts
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Contract Phases: The Accumulation Phase, The Income Phase

----------------------------------------------------------------


Fee Table ..................................................  6
Condensed Financial Information ............................ 10
Investment Options ......................................... 10
Transfers Among Investment Options ......................... 11
Purchase ................................................... 12
Right to Cancel ............................................ 13
Fees ....................................................... 14
Your Account Value ......................................... 17
Withdrawals ................................................ 20
Systematic Distribution Options ............................ 21
Death Benefit .............................................. 22
The Income Phase ........................................... 23
Taxation ................................................... 26
Other Topics ............................................... 30

The Company -- Variable Annuity Account C -- Contract Distribution -- Payment
Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract
Modification -- Involuntary Terminations -- Legal Matters and Proceedings

Contents of the Statement of Additional Information ........ 34
Appendix I -- Guaranteed Interest Account .................. 35
Appendix II -- Fixed Account ............................... 36
Appendix III -- Guaranteed Accumulation Account ............ 38
Appendix IV -- Description of Underlying Funds ............. 40
Appendix V -- Condensed Financial Information .............. 62

[Begin Side Bar]

Questions: Contacting the
Company. To answer your
questions, contact your sales
representative or write or call
our Home Office at:

Aetna Financial Services
Individual Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862


Sending Forms and Written
Requests in Good Order.

If you are writing to change
your beneficiary, request
a withdrawal, or for any
other purpose, contact us or
your sales representative to
learn what information is
required in order for the
request to be in "good order."
We can only act upon written
requests that are received in
good order.

[End Side Bar]

Contract Overview

--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional information.


--------------------------------------------------------------------------------
Contract Design
--------------------------------------------------------------------------------

The contracts described in this prospectus are individual, deferred, fixed or variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.


--------------------------------------------------------------------------------
                  Installment Purchase Payment Contracts and
                       Single Purchase Payment Contracts
--------------------------------------------------------------------------------

Throughout the prospectus we refer to Installment Purchase Payment Contracts and Single Purchase Payment Contracts.

o Installment Purchase Payment Contracts. Under these contracts you agree to make continuing periodic payments each year.
o Single Purchase Payment Contracts. Under these contracts you make a lump-sum transfer of amounts accumulated under a pre-existing plan in accordance with our procedures and minimums in effect at the time of purchase.


--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases


I. The Accumulation Phase (accumulating dollars under your contract)

                                  -----------
                                  Payments to
                                  Your Accout
                                  -----------


                                     Step 1

                    -----------------------------------------
                    Aetna Life Insurance and Annuity Company
                    -----------------------------------------
                    (a) [down arrow] Step 2 (b) [down arrow]

                   -------          ---------------------------
                    Fixed                 Variable Annuity
                   Interest                  Account C
                   Options
                   -------
                                    Variable Investment Options
                                    ---------------------------
                                          The Subaccounts
                                    ---------------------------
                                     A            B           C
                                    ---------------------------
                                               Step 3
                                    ---------------------------
                                     Mutual    Mutual
                                     Fund A    Fund B
                                    ---------------------------

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

(a) Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.


II. The Income Phase (receiving income phase payments from your contract) When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

> Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary;
  or

> Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

[Side Bar]

In this Section:

> Maximum Transaction Fees

> Maximum Fees Deducted from Investments in the Separate Account

> Fees Deducted by the Funds

> Hypothetical Examples

Also see the "Fees" section for:

> How, When and Why Fees are Deducted

> Reduction, Waiver and/or Elimination of Certain Fees

> Premium and Other Taxes

Also see "The Income Phase" section for:

>Fees During the Income  Phase

[End Side Bar]

Fee Table

--------------------------------------------------------------------------------
The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown below do not reflect any premium tax that may apply.


Maximum Transaction Fees

Early Withdrawal Charge. (As a percentage of the amount withdrawn.)(1)


--------------------------------------------------------
     Installment Purchase Payment Contract Schedule
--------------------------------------------------------
 Completed Payment Periods      Early Withdrawal Charge
--------------------------------------------------------
 Less than 5                               5%
 5 or more but less than 7                 4%
 7 or more but less than 9                 3%
 9 or more but less than 10                2%
 10 or more                                0%
--------------------------------------------------------

--------------------------------------------------------
       Single Purchase Payment Contract Schedule
--------------------------------------------------------
 Completed Contract Years      Early Withdrawal Charge
----------------------------   -------------------------
 Less than 5                              5%
 5 or more but less than 6                4%
 6 or more but less than 7                3%
 7 or more but less than 8                2%
 8 or more but less than 9                1%
 9 or more                                0%
--------------------------------------------------------

Annual Maintenance Fee................................................$20.00(2)

Transfer Charge........................................................$0.00(3)


Maximum Fees Deducted from Investments in the Separate Account
(Daily deductions equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)


Mortality and Expense Risk Charge...................................... 1.25%

Administrative Expense Charge.................................... 0.00%-0.25%(4)
Total Separate Account Expenses.................................. 1.25%-1.50%
                                                                  ==========


(1) The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. See "Fees--Early Withdrawal Charge."

(2) The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See "Fees--Annual Maintenance Fee."

(3) During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

(4) We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees--Administrative Expense Charge."

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.

                                                                          Total Fund                  Net Fund
                                                                            Annual                     Annual
                                                                           Expenses                   Expenses
                                                  Investment                Without       Total        After
                                                   Advisory      Other    Waivers or   Waivers and   Waivers or
Fund Name                                           Fees(1)    Expenses   Reductions    Reductions   Reductions
------------------------------------------------ ------------ ---------- ------------ ------------- -----------
 Aetna Ascent VP(2)                                 0.60%       0.14%       0.74%          0.00%       0.74%
Aetna Balanced VP, Inc.                             0.50%       0.09%       0.59%            --        0.59%
 Aetna Bond VP                                      0.40%       0.09%       0.49%            --        0.49%
Aetna Crossroads VP(2)                              0.60%       0.14%       0.74%          0.04%       0.70%
 Aetna Growth VP(2)                                 0.60%       0.11%       0.71%          0.00%       0.71%
Aetna Growth and Income VP                          0.50%       0.08%       0.58%            --        0.58%
 Aetna High Yield VP(2)                             0.65%       0.48%       1.13%          0.33%       0.80%
Aetna Index Plus Large Cap VP(2)                    0.35%       0.10%       0.45%          0.00%       0.45%
 Aetna Index Plus Mid Cap VP(2)                     0.40%       0.40%       0.80%          0.20%       0.60%
Aetna Index Plus Small Cap VP(2)                    0.40%       0.50%       0.90%          0.30%       0.60%
 Aetna International VP(2)                          0.85%       0.77%       1.62%          0.47%       1.15%
Aetna Legacy VP(2)                                  0.60%       0.15%       0.75%          0.10%       0.65%
 Aetna Money Market VP                              0.25%       0.09%       0.34%            --        0.34%
Aetna Real Estate Securities VP(2)                  0.75%       0.74%       1.49%          0.54%       0.95%
 Aetna Small Company VP(2)                          0.75%       0.13%       0.88%          0.00%       0.88%
Aetna Technology VP(2)(3)                           0.95%       0.25%       1.20%          0.05%       1.15%
 Aetna Value Opportunity VP(2)                      0.60%       0.13%       0.73%          0.00%       0.73%
AIM V.I. Capital Appreciation Fund                  0.62%       0.11%       0.73%            --        0.73%
 AIM V.I. Growth Fund                               0.63%       0.10%       0.73%            --        0.73%
AIM V.I. Growth and Income Fund                     0.61%       0.16%       0.77%            --        0.77%
 AIM V.I. Value Fund                                0.61%       0.15%       0.76%            --        0.76%
Calvert Social Balanced Portfolio(4)                0.70%       0.19%       0.89%          0.00%       0.89%
 Fidelity VIP Equity-Income Portfolio(5)            0.48%       0.09%       0.57%            --        0.57%
Fidelity VIP Growth Portfolio(5)                    0.58%       0.08%       0.66%            --        0.66%
 Fidelity VIP Overseas Portfolio(5)                 0.73%       0.18%       0.91%            --        0.91%
Fidelity VIP II Contrafund[RegTM] Portfolio(5)      0.58%       0.09%       0.67%            --        0.67%
 Janus Aspen Aggressive Growth Portfolio(6)         0.65%       0.02%       0.67%          0.00%       0.67%
Janus Aspen Balanced Portfolio(6)                   0.65%       0.02%       0.67%          0.00%       0.67%
 Janus Aspen Flexible Income Portfolio(6)           0.65%       0.07%       0.72%          0.00%       0.72%
Janus Aspen Growth Portfolio(6)                     0.65%       0.02%       0.67%          0.00%       0.67%
 Janus Aspen Worldwide Growth Portfolio(6)          0.65%       0.05%       0.70%          0.00%       0.70%
Oppenheimer Global Securities Fund/VA               0.67%       0.02%       0.69%            --        0.69%
 Oppenheimer Strategic Bond Fund/VA                 0.74%       0.04%       0.78%            --        0.78%
PPI MFS Capital Opportunities Portfolio(7)          0.65%       0.25%       0.90%          0.00%       0.90%
 PPI MFS Emerging Equities Portfolio(7)             0.67%       0.13%       0.80%          0.00%       0.80%
PPI MFS Research Growth Portfolio(7)                0.70%       0.15%       0.85%          0.00%       0.85%
 PPI Scudder International Growth Portfolio(7)      0.80%       0.20%       1.00%          0.00%       1.00%
PPI T. Rowe Price Growth Equity Portfolio(7)        0.60%       0.15%       0.75%          0.00%       0.75%

Footnotes to the "Fund Expense Table"


(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, the maximum mortality and expense risk charge of 1.25% annually, the maximum administrative expense charge of 0.25% annually and an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.052%). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-------------------------------------------
> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual fees and/or returns may be more or
  less than those shown in these examples.
--------------------------------------------

                                                             EXAMPLE A                              EXAMPLE B
                                            -------------------------------------------  --------------------------------------
                                            If you withdraw your entire account value    If you leave your entire account value
                                            at the end of the periods shown, your would  invested or if you select an income
                                            pay the following expenses, including        phase payment option at the end of
                                            any applicable early withdrawal charge       the periods showm, you would pay
                                            assessed:*                                   the following expenses (no early
                                                                                         withdrawal charge is reflected):**
Fund Name                                      1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                              -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                  $75      $126      $180      $263         $23      $72       $123      $263
Aetna Balanced VP, Inc.                          $73      $121      $173      $247         $22      $67       $115      $247
Aetna Bond VP                                    $72      $119      $168      $237         $21      $64       $110      $237
Aetna Crossroads VP                              $75      $126      $180      $263         $23      $72       $123      $263
Aetna Growth VP                                  $74      $125      $178      $260         $23      $71       $121      $260
Aetna Growth and Income VP                       $73      $121      $172      $246         $22      $67       $115      $246
Aetna High Yield VP                              $78      $137      $198      $301         $27      $83       $142      $301
Aetna Index Plus Large Cap VP                    $72      $117      $166      $233         $20      $63       $108      $233
Aetna Index Plus Mid Cap VP                      $75      $127      $183      $269         $24      $73       $126      $269
Aetna Index Plus Small Cap VP                    $76      $130      $187      $279         $25      $76       $131      $279
Aetna International VP                           $83      $151      $221      $348         $32      $98       $166      $348
Aetna Legacy VP                                  $75      $126      $180      $264         $23      $72       $123      $264
Aetna Money Market VP                            $71      $114      $160      $221         $19      $59       $102      $221
Aetna Real Estate Securities VP                  $82      $147      $215      $336         $31      $94       $160      $336
Aetna Small Company VP                           $76      $130      $186      $277         $25      $76       $130      $277
Aetna Technology VP                              $79      $139      $201      $308         $28      $85       $146      $308
Aetna Value Opportunity VP                       $74      $125      $179      $262         $23      $71       $122      $262
AIM V.I. Capital Appreciation Fund               $74      $125      $179      $262         $23      $71       $122      $262
AIM V.I. Growth Fund                             $74      $125      $179      $262         $23      $71       $122      $262
AIM V.I. Growth and Income Fund                  $75      $127      $181      $266         $24      $73       $124      $266
AIM V.I. Value Fund                              $75      $126      $181      $265         $23      $72       $124      $265
Calvert Social Balanced Portfolio                $76      $130      $187      $278         $25      $76       $130      $278
Fidelity VIP Equity-Income Portfolio             $73      $121      $172      $245         $22      $66       $114      $245
Fidelity VIP Growth Portfolio                    $74      $123      $176      $255         $22      $69       $119      $255
Fidelity VIP Overseas Portfolio                  $76      $131      $188      $280         $25      $77       $131      $280
Fidelity VIP II Contrafund[RegTM]Portfolio       $74      $124      $176      $256         $23      $69       $119      $256
Janus Aspen Aggressive Growth Portfolio          $74      $124      $176      $256         $23      $69       $119      $256
Janus Aspen Balanced Portfolio                   $74      $124      $176      $256         $23      $69       $119      $256
Janus Aspen Flexible Income Portfolio            $74      $125      $179      $261         $23      $71       $122      $261
Janus Aspen Growth Portfolio                     $74      $124      $176      $256         $23      $69       $119      $256
Janus Aspen Worldwide Growth Portfolio           $74      $125      $178      $259         $23      $70       $121      $259
Oppenheimer Global Securities Fund/VA            $74      $124      $177      $258         $23      $70       $120      $258
Oppenheimer Strategic Bond Fund/VA               $75      $127      $182      $267         $24      $73       $125      $267
PPI MFS Capital Opportunities Portfolio          $76      $130      $187      $279         $25      $76       $131      $279
PPI MFS Emerging Equities Portfolio              $75      $127      $183      $269         $24      $73       $126      $269
PPI MFS Research Growth Portfolio                $76      $129      $185      $274         $24      $75       $128      $274
PPI Scudder International Growth Portfolio       $77      $133      $192      $289         $26      $79       $136      $289
PPI T. Rowe Price Growth Equity Portfolio        $75      $126      $180      $264         $23      $72       $123      $264


-----------------

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 purchase payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase, a nonlifetime income phase payment option with variable payments is selected and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values in each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.


Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

> Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

-------------------------------------------------------------------------------
Selecting Investment Options

o Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.
-------------------------------------------------------------------------------

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an option, even if you no longer have amounts allocated to it.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds (Mixed and Shared Funding) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.


> Shared--bought by more than one company.

> Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options
--------------------------------------------------------------------------------
During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See "The Income Phase."

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


Purchase
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are individual, fixed or variable, deferred annuity contracts. They are intended to qualify under the Tax Code as one of the following:

> A traditional Individual Retirement Annuity (IRA) under Tax Code section
  408(b); or

> A Roth IRA under Tax Code section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

How to Purchase. Complete the application and submit it and your initial purchase payment to us directly or through your sales representative.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Purchase Payment Methods. Two types of contracts are available:

> Installment Purchase Payment Contracts. Under these contracts you agree to make continuing periodic purchase payments each year. Purchase payments must be at least $85 per month or $1,000 annually. Monthly installments must be made by automatic bank check plan.

> Single Purchase Payment Contracts. Under these contracts you make a lump-sum transfer of amounts accumulated under a pre-existing plan in accordance with our procedures and minimums in effect at the time of purchase. The minimum purchase payment for a single purchase payment contract is $5,000.

Transfers/Rollovers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA. We reserve the right not to accept rollover contributions into an existing contract.


Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.


Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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Types of Fees

There are four types of fees or deductions which may affect your account:

> Transaction Fees

  o Early Withdrawal Charge
  o Annual Maintenance Fee
  o Transfer Charge


> Fees Deducted from Investments in the Separate Account

   o Mortality and Expense Risk Charge
   o Administrative Expense Charge

> Fees Deducted by the Funds
   o Investment Advisory Fees
   o Other Expenses

> Premium and Other Taxes

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Fees


--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.


Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8 1/2% of your total purchase payments to the contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with your contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Installment Purchase Payment Contracts. Under installment purchase payment contracts, you agree to make a certain number of purchase payments each year. The early withdrawal charge percentage will be based on the number of completed purchase payment periods. A purchase payment period is the period of time it takes to make the number of installment purchase payments you agreed to make each year. For example, if you agree to make payments monthly, a purchase payment period would consist of 12 purchase payments. If only 11 purchase payments are made, the purchase payment period is not completed until the twelfth purchase payment is made. The number of completed purchase payment periods may not exceed the number of completed account years, regardless of the number of purchase payments made.

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      Installment Purchase Payment Contract Schedule
------------------------------------------------------------
Completed Purchase Payment Periods   Early Withdrawal Charge
----------------------------------   -----------------------

 Less than 5                                   5%
 5 or more but less than 7                     4%
 7 or more but less than 9                     3%
 9 or more but less than 10                    2%
 10 or more                                    0%
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Single Purchase Payment Contracts. The following early withdrawal charge schedule applies to withdrawals from single purchase payment contracts.

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       Single Purchase Payment Contract Schedule
------------------------------------------------------
 Completed Contract Years      Early Withdrawal Charge
----------------------------   -----------------------
 Less than 5                              5%
 5 or more but less than 6                4%
 6 or more but less than 7                3%
 7 or more but less than 8                2%
 8 or more but less than 9                1%
 9 or more                                0%
------------------------------------------------------

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:


> Used to provide income phase payments to you;

> Paid due to your death;

> Withdrawn under a systematic distribution option (See "Systematic Distribution
  Options");

> Withdrawn on or after the tenth anniversary of the effective date of an installment purchase payment contract;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Withdrawn in part or in full from an installment purchase payment contract provided you are at least 59 1/2 and nine purchase payment periods have been completed; or

> Withdrawn in an amount of 10% or less of your account value, provided you are between the ages of 59 1/2 and 70 1/2. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

Reduction or Elimination. In addition to the specific waivers described above, we may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any of the following:

> The size and type of the group to whom the contract is offered;

> The amount of expected purchase payments; or

> A prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or any of our affiliates.


We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination will be subject to state approval.

Annual Maintenance Fee
Maximum Amount. $20.00 for installment purchase payment contracts. $0.00 for single purchase payment contracts.

When/How. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses us for our administrative expenses related to establishment and maintenance of your account.

Reduction or Elimination. We may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

> The size and type of group to whom the contract is offered; or

> The amount of expected purchase payments.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Transfer Charge

Amount. $0.00

During the accumulation phase we currently allow you 12 free transfers each calendar year.

We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Fees Deducted from Investments in the Separate Account


Mortality and Expense Risk Charge


Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Amount. $0.00

We currently do not impose this charge. We reserve the right, however, if allowed by your contract, to charge up to 0.25% annually of your account value invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

Fees Deducted by the Funds

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table -- Fees Deducted by the Funds" and described in more detail in each fund prospectus.

When/How. A fund's fees and expenses are not deducted from your account. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.

Premium and Other Taxes

Maximum Amount. Several states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or at the commencement of income phase payments to reflect the cost of premium taxes in our income phase payment rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


Your Account Value
--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:

>The current dollar value of amounts invested in the subaccounts; plus

> The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in accumulation units of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

> The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for Aetna GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As an hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.

                               -----------------------
                               $5,000 Purchase Payment
                                ----------------------

                                     Step 1

                    -----------------------------------------
                    Aetna Life Insurance and Annuity Company
                    -----------------------------------------

                                     Step 2

                    -----------------------------------------
                           Variable Annuity Account C
                    -----------------------------------------
                      Subaccount A    Subaccount B     Etc.
                      300             100
                      accumulation    accumulation
                      units           units
                    ----------------------------------------
                                    Step 3
                    ----------  --------
                       Mutual    Mutual
                       Fund A    Fund B
                     ---------  --------
Step 1: You make an initial purchase payment of $5000.

Step 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).


Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[Side Bar]
Taxes, Fees and Other Deductions
Amounts withdrawn may be
subject to one or more of the
following:

> Early Withdrawal Charge
(see "Fees--Early Withdrawal Charge")

> Annual Maintenance Fee
(see "Fees--Annual Maintenance Fee")

> Market Value Adjustment
(see Appendix III)

> Tax Penalty (see "Taxation")

> Tax Withholding (see "Taxation")


To determine which may apply, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[End Side Bar]

Withdrawals
--------------------------------------------------------------------------------
You my withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal

> Select the withdrawal amount.


(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account, the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.


> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.


> Properly complete a disbursement form and submit it to our Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

[Side Bar]

Features of a Systematic
Distribution Option

A systematic distribution
option allows you to
receive regular payments
from the contract, without
moving into the income
phase. By remaining in the
accumulation phase, you
retain certain rights and
investment flexibility not
available during the income
phase.


[End Side Bar]
Systematic Distribution Options
--------------------------------------------------------------------------------

The following systematic distribution options may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law generally at age 70 1/2 and pay you that amount once a year. ECO is not available under Roth IRA contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

Systematic Distribution Options Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[Side Bar]

This section provides
information about the death
benefit during the accumula-
tion phase. For death benefit
information applicable to the
income phase, see "The
Income Phase."

[End Side Bar]

Death Benefit
--------------------------------------------------------------------------------
During the Accumulation Phase. The contract provides a death benefit in the event of your death during the accumulation phase.


Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

> Lump-sum payment;

> Payment in accordance with any of the available income phase payment options
  (see "The Income Phase"); or

> If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").

The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leave the account value invested in the contract; or

> For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."


Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[Side Bar]
We may have used the
following terms in prior
prospectuses:

Annuity Phase--Income Phase

Annuity Option--Income Phase Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments
[End Side Bar]

The Income Phase
--------------------------------------------------------------------------------
During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of the following:


> Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."


Selecting Subaccounts. The subaccounts currently available during the income phase are: The Aetna Growth and Income VP, the Aetna Bond VP and the Aetna Balanced VP, Inc. Prior to selecting a subaccount review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.


Minimum Payment Amounts. The income phase payment option you select must result in one of the following:

> A first income phase payment of at least $50; or

> Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant (defined below) plus the number of years for which income phase payments are guaranteed must not exceed 95. Certain tax rules may also limit length of income phase payments. For Roth IRAs these minimum distribution rules do not apply. See "Taxation."

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options" table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to Understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entities entitled to receive a death benefit under the contract.

--------------------------------------------------------------------------------------------------------------------------------
                                                         Lifetime Payment Options
--------------------------------------------------------------------------------------------------------------------------------
 Life Income      Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                  Death Benefit--None: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------------------------------------------------------
 Life Income--    Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice
 Guaranteed       of 5, 10, 15 or 20 years or as otherwise specified in the contract.
 Payments         Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                  Continuing Payments: When you select this option you choose for either:
                  (a) 100%, 662/3% or 50% of the payment to continue to the surviving annuitant after the first
 Life Income--    death; or
 Two Lives        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                  of the payment will continue to the second annuitant on the annuitant's death.
                  death Benefit--None: All payments end upon the deaths of both annuitants.
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.
                  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
 Life Income--    death.
 Two Lives--      Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Guaranteed       payments have all been paid, we will continue to pay the beneficiary the remaining payments,
 Payments         unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------------------------------------------
                                                     Nonlifetime Payment Option
--------------------------------------------------------------------------------------------------------------------------------
                               Length of Payments: You may select payments for 3 through 30 years. In certain cases a lump-sum payment may be requested at any time (see below).
 Nonlifetime--                 Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Guaranteed                    guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
 Payments                      beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------------------------------------------------------
Lump-Sum Payments: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may  request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the  accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge."  If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income  payments begin will be treated as a completed purchase payment period, even if no additional purchase payments  are made.
--------------------------------------------------------------------------------------------------------------------------------

Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table below, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

[Side Bar]
In This Section
> Introduction

> Taxation of Gains Prior to Distribution
> Contract Type
> Withdrawals and Other Distributions

> 10% Penalty Tax
> Withholding for Federal Income Tax Liability
> Minimum Distribution Requirements
> Assignment or Transfer
  of Contracts




> Taxation of the Company

When consulting a tax adviser,
be certain that he or she has
expertise in the Tax Code
sections applicable to your
tax concerns.

[End Side Bar]

Taxation
--------------------------------------------------------------------------------


Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:


> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

Taxation of Gains Prior to Distribution

You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax qualified retirement arrangements under Tax Code Sections 408(b) and 408(A) also generally defer payment of taxes until they are withdrawn. (See "Taxation of Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Contract Type

The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A.

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

The Contract. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 408(a), 401(k), 403(a) or 403(b) plan, the distribution is transferred to another plan of the same type; or


> You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

> Made after you attain age 59 1/2, die, become disabled as defined in the Tax
  Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.


Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply including one or more of the following:

> You have attained age 59 1/2;

> You have become disabled as defined in the Tax Code;

> You have died;

> The distribution is rolled over in accordance with the Tax Code;

> The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary;

> The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;

> The distribution is used to pay for health insurance premiums for certain unemployed individuals;

> The amount withdrawn is for a qualified first-time home purchase; or

> The amount withdrawn is for higher education expenses.

These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or from a rollover to a Roth IRA that is not a qualified rollover contribution.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

> Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed;
  or

> Distribution amounts.

Start Date. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>Over your life or the joint lives of you and your beneficiary; or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds. The following applies to 408(b) and 408A plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract; or


> Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending on:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

> Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following time-frames:

> Over the life of the beneficiary; or

> Over a period not extending beyond the life expectancy of the beneficiary.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or

> December 31 of the calendar year in which you would have attained age 70 1/2.

Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Assignment or Transfer of Contracts

Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effect of such a transaction.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------
The Company

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

            151 Farmington Avenue
            Hartford Connecticut 06156

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Contract Distribution


We serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the Securities and Exchange Commission and we are a member of the National Association of Securities Dealers, Inc. (NASD).

As principal underwriter, we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contract described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contract directly. All persons offering and selling the contract must be registered representatives of the distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to contract holders in connection with their contract.

Payment of Commissions. Persons offering and selling the contracts may receive commissions in connection with the sale of the contract. The maximum percentage amount that the Company will ever pay as commission with respect to any given purchase payment is with respect to those made during the first year of purchase payments under a contract. The percentage amount will range from 2% to 4% of those purchase payments. The Company may also pay renewal commissions on purchase payments made after the first year and service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total purchase payments made over the life of an average contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.


We may also reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your contract are set forth in your application. Commissions and sales related expenses are paid by the Company and are not deducted from purchase payments.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

> During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and

> Non-standardized average annual total returns.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fee (if any), mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in the "Contract Overview--Questions: Contacting the Company" section.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

Subject to state regulatory approval, following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay your full account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such account value paid may not utilize the reinvestment privilege. The full account value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term (see Appendix I). Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.


Legal Matters and Proceedings


We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:


General Information and History ........................................... 2

Variable Annuity Account C ................................................ 2

Offering and Purchase of Contract ......................................... 3

Performance Data .......................................................... 3

Income Phase Payments ..................................................... 7

Sales Material and Advertising ............................................ 8

Independent Auditors ...................................................... 9

Financial Statements of the Separate Account .............................. S-1

Financial Statements of Aetna Life Insurance and Annuity Company and
Subsidiaries .............................................................. F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                  Appendix I
                          Guaranteed Interest Account
                 (availability subject to regulatory approval)

--------------------------------------------------------------------------------
The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in either the Company's general account or a nonunitized separate account of the Company, as described below.

General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics--Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

> Short-Term Classification--Three years or less

> Long-Term Classification--Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

Allocations to the Company's General Account. Amounts allocated to short-term classifications of GIA prior to September 1, 1998 were deposited into the Company's general account supporting insurance and annuity obligations. These amounts will remain invested in the general account until the end of their guaranteed terms. On or after September 1, 1998, the only new amounts allocated to the Company's general account are amounts allocated or rolled over to short-term classifications of GIA under contracts that had not yet received the necessary state approval to deposit those amounts in the Company's separate account. The assets of the Company's general account are chargeable with liabilities arising out of any other business of the Company.

Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to long-term classifications of GIA, and except as noted above, amounts allocated to or rolled over to short-term classifications of GIA on or after September 1, 1998, will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

Reinvestment Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------

General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contracts.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

> Additional information about this option may be found in the contract.

Interest Rates.


> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Interest rate guarantees are based on the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The amount held in the Fixed Account under the contract exceeds $250,000 on the day prior to the current withdrawal ($500,000 for contracts issued prior to August 1988); or

(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

(a) Your account value in the Fixed Account is $2,000; or less
(b) You transferred the maximum amount allowed from the Fixed Account in each of the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

                                 Appendix III
                        Guaranteed Accumulation Account
                          (offered in New York only)

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The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your sales representative or our Home Office to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract. The interest rate guarantees are based on the Company's claims-paying ability.


Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:


> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

> Tax Penalties and/or Tax Withholding. See "Taxation";

> Early Withdrawal Charge. See "Fees"; or

> Maintenance Fee. See "Fees."


We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.


Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn what guaranteed terms are currently being offered.

In general we offer the following guaranteed terms:

>Short-term--three years or fewer; and

>Long-term--ten years or less, but greater than three years

At the end of a guaranteed term you may:

>Transfer dollars to a new guaranteed term;

>Transfer dollars to other available investment options; or

>Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

Transfers. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

The Income Phase. GAA cannot be used as an investment option during the income phase, however, you may notify us at least 30 days in advance to elect a variable income phase payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Reinvestment Privilege. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix IV
                        Description of Underlying Funds
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The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.

Investment Objective
Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies
Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks
Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP
Investment Objective
Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities). May invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies

Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Ascent VP
Investment Objective
Seeks to provide capital appreciation.

Policies

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Crossroads VP
Investment Objective
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Policies

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Legacy VP
Investment Objective
Seeks to provide total return consistent with preservation of capital.

Policies

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. The investment adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose full value is not reflected in the stock price. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Risks

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna High Yield VP

Investment Objective

Seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.

Policies

Under normal market conditions, invests at least 65% of total assets in high-yield bonds. High-yield bonds are bonds rated below investment grade in terms of quality, and may include bonds of companies in default or bankruptcy. The investment adviser looks to meet the investment objective and reduce volatility by constructing a diversified portfolio consisting of securities with varying maturities and credit ratings. The investment adviser, however, attempts to look beyond credit ratings to select investments that it believes offer opportunities for high income, growth and credit improvement. Uses a quantitative process for evaluating the financial criteria of issuers, such as cash flow and profitability. Evaluates other, less quantitative factors, such as market share, strength of management and management's equity stake in the company. May also invest up to 35% of its total assets in foreign securities.

Risks

For all bonds, there is a risk that an issuer will default. This risk is even greater with high-yield bonds. Moreover, high-yield bonds, as a group, often decline in value when the market anticipates or experiences a large number of issuers defaulting or declaring bankruptcy. Performance may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to reduce debt by replacing debt with equity. Generally, when interest rates rise, bond prices fall, which may cause the value of securities to fall as well. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies

Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the fund's portfolio generally includes approximately 400 of the stocks included in the S&P 500. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

Policies

Invests at least 80% of net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies in the U.S. selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 400 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 400, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 400 in both rising and falling markets.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

Policies

Invests at least 80% of net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies in the U.S. selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 600 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 600, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 600 in both rising and falling markets.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna International VP

Investment Objective

Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock. Diversifies the fund by investing in a mix of stocks that the investment adviser believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value. Allocates assets among several geographic regions and individual countries, investing primarily in those areas that the investment adviser believes have the greatest potential for growth as well as stable exchange rates. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies in an attempt to select companies with long-term sustainable growth characteristics. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).

Policies

Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services. In selecting investments, uses internally developed quantitative models to forecast the returns of each security. Evaluates real estate companies based on their earnings history and long-term growth prospects, analyst estimates of future earnings, safety and growth in dividends, balance sheet strength and quality of management. The investment adviser also considers whether the securities appear to be trading below their real value. Allocates assets among property types and economic and geographic regions. Attempts to construct the fund's portfolio so that the overall level of risk is not in excess of its benchmark index, the National Association of Real Estate Investment Trusts Equity (NAREIT) Index.

Risks

Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than on a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion. Invests in stocks that the investment adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies in an attempt to identify companies whose perceived value is not reflected in the stock price. Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Technology VP

Investment Objective

Seeks long-term capital appreciation.

Policies

Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. A particular company will be considered to be principally engaged in the information technology industries if, at the time of investment, the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged if the subadviser considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the fund's investments are concentrated in the information technology industries, the Fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

Investment Adviser: Aeltus Investment Management, Inc.

Subadviser: Elijah Asset Management, LLC

Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to invest in larger companies that the investment adviser believes are trading below their perceived value, although it may invest in companies of any size. The investment adviser believes that the investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. The investment adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The investment adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

Risks

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Investment Adviser: Aeltus Investment Management, Inc.

AIM V.I. Capital Appreciation Fund

Investment Objective

Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

Policies

The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth Fund

Investment Objective

Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

Policies

The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The fund may participate in the initial public offering (IPO) market. Because of the fund's small asset base any investment the fund may make in IPOs may significantly increase the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total returns.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth and Income Fund

Investment Objective

Seeks growth of capital with a secondary objective of current income.

Policies

The fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Value Fund

Investment Objective

Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Policies

The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and
(4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Investment Adviser: A I M Advisors, Inc.

Calvert Social Balanced Portfolio

Investment Objective

Seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

Policies

The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest at least 25% of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10% of its assets in foreign securities.

Risks

Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

Investment Adviser: Calvert Asset Management Company, Inc.

Subadviser: NCM Capital Management, Inc.

Fidelity Variable Insurance Products Fund--Equity Income Portfolio

Investment Objective

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Policies

Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Growth Portfolio

Investment Objective

Seeks capital appreciation.

Policies

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Overseas Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions, with consideration given to the size of the market in each country and region relative to the size of the international market as a whole. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments.

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited

Fidelity Variable Insurance Products Fund II--Contrafund[RegTM] Portfolio

Investment Objective

Seeks long-term capital appreciation.

Policies

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management &

Research Far East Inc.; Fidelity Investments Japan Limited

Janus Aspen Series--Aggressive Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Flexible Income Portfolio

Investment Objective

Seeks to obtain maximum total return, consistent with the preservation of capital.

Policies

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk securities ("junk bonds") which may be a big part of the portfolio. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Oppenheimer Global Securities Fund/VA

Investment Objective

Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.

Policies

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities. The fund buys securities of issuers in the U.S. and foreign countries. The fund can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. The fund will normally invest in at least three countries (one of which may be the United States). In selecting securities for the fund, the fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

Risks

Stocks fluctuate in price, and their short-term volatility at times may be great. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. The fund can use derivatives to seek increased returns or to try to hedge investment risks. If the issuer of the derivative does not pay the amount due, the fund can lose money on the investment.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Strategic Bond Fund/VA

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities, and lower-rated high-yield securities of U.S. and foreign companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations also called "junk bonds." The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.

Risks

The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: OppenheimerFunds, Inc.

Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio)

Investment Objective

Seeks capital appreciation.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

Risks

Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

> Active or Frequent Trading Risk: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be early in their life cycle and that have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

Risks

Investment in the portfolio is subject to the following risks:
> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

> Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

> Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

> Emerging Markets Risk: Investments in emerging market securities involve all the risks of investment in foreign markets. Additionally, markets of emerging market countries have been more volatile, and involve greater risks, than the markets of developed countries with more mature economies.

> Active or Frequent Trading Risk: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio

Investment Objective

Seeks long-term growth of capital and future income.

Policies

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

> Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

> Interest Rate Risk: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

> Credit Risk: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Scudder Kemper Investments, Inc.

Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

Investment Objective

Seeks long-term capital growth, and secondarily, increasing dividend income.

Policies

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. Seeks companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are above average. Also seeks companies with a lucrative niche in the economy that will give them the ability to sustain earnings momentum even during times of slow economic growth.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Growth Stock Risk: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: T. Rowe Price Associates, Inc.

                                  Appendix V
                        Condensed Financial Information

--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                    TABLE I

                                     1999            1998              1997              1996
                                     ----            ----              ----              ----
AETNA ASCENT VP
Value at beginning of period          $16.337       $15.860           $13.395           $10.976
Value at end of period                $18.450       $16.337           $15.860           $13.395
Number of accumulation units
 outstanding at end of period         473,603       592,247           554,873           201,475
AETNA BALANCED VP, INC.
Value at beginning of period          $21.723       $18.811           $15.551           $17.954(2)
Value at end of period                $24.372       $21.723           $18.811           $15.551
Number of accumulation units
 outstanding at end of period       5,427,321     6,268,762         6,663,594         7,803,572
AETNA BOND VP
Value at beginning of period          $14.137       $13.238           $12.377           $46.913(3)
Value at end of period                $13.859       $14.137           $13.238           $12.377
Number of accumulation units
 outstanding at end of period       2,085,755     2,490,832         2,482,652         3,717,900
AETNA CROSSROADS VP
Value at beginning of period          $15.478       $14.797           $12.744           $10.862
Value at end of period                $16.847       $15.478           $14.797           $12.744
Number of accumulation units
 outstanding at end of period         372,046       514,093           424,250           165,860
AETNA GROWTH VP
Value at beginning of period          $17.912       $13.173           $11.137(4)
Value at end of period                $23.875       $17.912           $13.173
Number of accumulation units
 outstanding at end of period         516,658       289,055            21,371
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $25.094       $22.194           $17.302          $137.869(5)
Value at end of period                $29.100       $25.094           $22.194           $17.302
Number of accumulation units
 outstanding at end of period      17,496,241    19,989,922        21,842,444        29,130,769
AETNA HIGH YIELD VP
Value at beginning of period          $ 9.212        $9.968(6)
Value at end of period                $ 9.739        $9.212
Number of accumulation units
 outstanding at end of period          10,893         7,394
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $18.772       $14.444           $10.924           $10.000(7)
Value at end of period                $23.044       $18.772           $14.444           $10.924
Number of accumulation units
 outstanding at end of period       1,067,590       616,724           159,461            13,142
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $10.891        $9.925(8)
Value at end of period                $12.455       $10.891
Number of accumulation units
 outstanding at end of period          51,901        35,031
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period          $ 8.815        $9.918(8)
Value at end of period                $ 9.645        $8.815
Number of accumulation units
 outstanding at end of period          73,715        40,793
AETNA INTERNATIONAL VP
Value at beginning of period          $ 9.765       $10.182(8)
Value at end of period                $14.594        $9.765
Number of accumulation units
 outstanding at end of period          55,009        25,090
AETNA LEGACY VP
Value at beginning of period          $14.310       $13.550           $11.982           $10.626
Value at end of period                $15.135       $14.310           $13.550           $11.982
Number of accumulation units
 outstanding at end of period         412,346       507,368           382,217           188,303

                                       1995            1994           1993           1992           1991           1990
                                       ----            ----           ----           ----           ----           ----
AETNA ASCENT VP
Value at beginning of period         $10.000(1)
Value at end of period               $10.976
Number of accumulation units
 outstanding at end of period         49,748
AETNA BALANCED VP, INC.
Value at beginning of period         $14.288            $14.519        $13.379        $12.736        $10.896        $10.437
Value at end of period               $17.954            $14.288        $14.519        $13.379        $12.736        $10.896
Number of accumulation units
 outstanding at end of period      9,193,181         21,990,186     30,784,750     34,802,433     22,898,099     17,078,985
AETNA BOND VP
Value at beginning of period         $40.173            $42.283        $39.038        $36.789        $31.192        $28.943
Value at end of period               $46.913            $40.173        $42.283        $39.038        $36.789        $31.192
Number of accumulation units
 outstanding at end of period      2,377,622          5,108,720      8,210,666      8,507,292      7,844,412      6,984,793
AETNA CROSSROADS VP
Value at beginning of period         $10.000(1)
Value at end of period               $10.862
Number of accumulation units
 outstanding at end of period         47,204
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $105.558           $107.925       $102.383        $97.165        $77.845        $76.311
Value at end of period              $137.869           $105.558       $107.925       $102.383        $97.165        $77.845
Number of accumulation units
 outstanding at end of period      6,364,000         13,966,072     21,148,863     24,201,565     20,948,226     18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period         $10.000(1)
Value at end of period               $10.626
Number of accumulation units
 outstanding at end of period         20,531

--------------------------------------------------------------------------------

                                       1999              1998             1997             1996
                                       ----              ----             ----             ----
AETNA MONEY MARKET VP
Value at beginning of period          $12.447           $11.951          $11.473          $37.988(9)
Value at end of period                $12.917           $12.447          $11.951          $11.473
Number of accumulation units
 outstanding at end of period       2,636,397         2,329,195        2,227,782        3,510,588
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $8.873            $9.904(6)
Value at end of period                 $8.393            $8.873
Number of accumulation units
 outstanding at end of period          12,462            12,789
AETNA SMALL COMPANY
VP
Value at beginning of period          $13.633           $13.654          $10.816(4)
Value at end of period                $17.617           $13.633          $13.654
Number of accumulation units
 outstanding at end of period         183,701           208,454           71,911
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $16.030           $13.261          $10.977(4)
Value at end of period                $18.930           $16.030          $13.261
Number of accumulation units
 outstanding at end of period         118,476           112,739           33,295
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period          $10.217(10)
Value at end of period                $13.753
Number of accumulation units
 outstanding at end of period           7,992
AIM V.I. GROWTH FUND
Value at beginning of period           $9.819(10)
Value at end of period                $12.069
Number of accumulation units
 outstanding at end of period          31,910
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period           $9.627(10)
Value at end of period                $11.716
Number of accumulation units
 outstanding at end of period          53,572
AIM V.I. VALUE FUND
Value at beginning of period           $9.746(10)
Value at end of period                $11.506
Number of accumulation units
 outstanding at end of period          49,173
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $10.500            $9.839(6)
Value at end of period                $11.637           $10.500
Number of accumulation units
 outstanding at end of period          29,860            17,068
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $21.848           $19.818          $15.664          $13.880
Value at end of period                $22.942           $21.848          $19.818          $15.664
Number of accumulation units
 outstanding at end of period       1,171,916         1,332,063        1,311,211        1,166,495
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $26.641           $19.339          $15.858          $14.000
Value at end of period                $36.160           $26.641          $19.339          $15.858
Number of accumulation units
 outstanding at end of period       1,477,316         1,278,104        1,110,079          994,616
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $14.074           $12.640          $11.473          $10.262
Value at end of period                $19.825           $14.074          $12.640          $11.473
Number of accumulation units
 outstanding at end of period         164,209           194,687          221,450          182,533
FIDELITY VIP II
CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period          $22.023           $17.156          $13.994          $11.681
Value at end of period                $27.024           $22.023          $17.156          $13.994
Number of accumulation units
 outstanding at end of period         888,915           834,976          811,557          500,034

                                       1995               1994             1993          1992          1991          1990
                                       ----               ----             ----          ----          ----          ----
AETNA MONEY MARKET VP
Value at beginning of period          $36.271            $35.282           $34.619       $33.812       $32.138        $30.012
Value at end of period                $37.988            $36.271           $35.282       $34.619       $33.812        $32.138
Number of accumulation units
 outstanding at end of period       1,826,260          3,679,802         5,086,515     7,534,662     8,430,082     10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $10.403            $10.000(11)
Value at end of period                $13.880            $10.403
Number of accumulation units
 outstanding at end of period         766,360            100,574
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $10.472            $10.000(11)
Value at end of period                $14.000            $10.472
Number of accumulation units
 outstanding at end of period         612,992            121,070
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period           $9.474            $10.000(11)
Value at end of period                $10.262             $9.474
Number of accumulation units
 outstanding at end of period         166,303             54,387
FIDELITY VIP II
CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $11.681
Number of accumulation units
 outstanding at end of period         174,259

--------------------------------------------------------------------------------

                                     1999            1998               1997
                                ------------- ----------------- -------------------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $20.226       $15.254            $13.710
Value at end of period               $45.025       $20.226            $15.254
Number of accumulation units
 outstanding at end of period      1,118,453       565,275            493,462
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $20.657       $15.576            $12.917
Value at end of period               $25.859       $20.657            $15.576
Number of accumulation units
 outstanding at end of period        760,024       447,035            241,028
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $10.419       $10.054(8)
Value at end of period               $10.455       $10.419
Number of accumulation units
 outstanding at end of period         58,739        54,517
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $22.086       $16.485            $13.599
Value at end of period               $31.406       $22.086            $16.485
Number of accumulation units
 outstanding at end of period        773,103       465,446            376,501
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $23.910       $18.779            $15.566
Value at end of period               $38.832       $23.910            $18.779
Number of accumulation units
 outstanding at end of period      1,490,250     1,360,741          1,206,175
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.018        $9.865(8)
Value at end of period               $15.681       $10.018
Number of accumulation units
 outstanding at end of period         29,387        11,129
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.895        $9.988(8)
Value at end of period               $10.048        $9.895
Number of accumulation units
 outstanding at end of period         20,573        13,885
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $10.495        $9.828(8)
Value at end of period               $15.421       $10.495
Number of accumulation units
 outstanding at end of period         77,143        42,213
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period         $19.114       $14.927            $15.114(13)
Value at end of period               $28.481       $19.114            $14.927
Number of accumulation units
 outstanding at end of period      1,234,595     1,369,984          1,368,373
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period         $16.758       $13.795            $14.067(13)
Value at end of period               $20.527       $16.758            $13.795
Number of accumulation units
 outstanding at end of period        930,521     1,054,685          1,200,982
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $19.978       $16.986            $16.776(13)
Value at end of period               $31.255       $19.978            $16.986
Number of accumulation units
 outstanding at end of period        437,547       467,484            516,231
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period         $20.328       $16.131            $15.809(13)
Value at end of period               $24.557       $20.328            $16.131
Number of accumulation units
 outstanding at end of period        668,583       717,872            701,952

                                   1996           1995         1994   1993   1992   1991   1990
                                   ----           ----         ----   ----   ----   ----   ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period    $12.861          $10.000(12)
Value at end of period          $13.710          $12.861
Number of accumulation units
 outstanding at end of period   495,557          167,920
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period    $11.259          $10.000(1)
Value at end of period          $12.917          $11.259
Number of accumulation units
 outstanding at end of period   127,631           34,072
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period    $11.626          $10.000(1)
Value at end of period          $13.599          $11.626
Number of accumulation units
 outstanding at end of period   250,918           78,126
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period    $12.216          $10.000(12)
Value at end of period          $15.566          $12.216
Number of accumulation units
 outstanding at end of period   526,646           65,384
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period


-----------------
(1) Funds were first available in this option during June 1995.

--------------------------------------------------------------------------------

 (2) The accumulation unit value was converted to $14.126 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $18.549. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The accumulation unit value was converted to $11.726 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $45.469. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (4) Funds were first received in this option during May 1997.
 (5) The accumulation unit value was converted to $14.862 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $145.549. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during June 1998.
 (7) The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (8) Funds were first received in this option during May 1998.
 (9) The accumulation unit value was converted to $11.175 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.501. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during May 1999.

(11) Funds were first received in this option during May 1994.
(12) Funds were first available in this option during May 1995.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                   TABLE II
                   (For Contracts containing limits on fees)


                                                                  1999              1998                1997
                                                                  ----              ----                ----
AETNA ASCENT VP
Value at beginning of period                                      $16.427         $15.892             $14.368(1)
Value at end of period                                            $18.616         $16.427             $15.892
Number of accumulation units outstanding at end of period           9,029          17,853              11,211
AETNA BALANCED VP, INC.
Value at beginning of period                                      $21.808         $18.837             $16.739(1)
Value at end of period                                            $24.529         $21.808             $18.837
Number of accumulation units outstanding at end of period         567,804         643,219             772,954
AETNA BOND VP
Value at beginning of period                                      $14.171         $13.249             $12.629(1)
Value at end of period                                            $13.912         $14.171             $13.249
Number of accumulation units outstanding at end of period         608,178         703,077             765,835
AETNA CROSSROADS VP
Value at beginning of period                                      $15.563         $14.827             $13.511(1)
Value at end of period                                            $16.999         $15.563             $14.827
Number of accumulation units outstanding at end of period          13,248          21,371               8,405
AETNA GROWTH VP
Value at beginning of period                                      $18.010         $15.603(2)
Value at end of period                                            $24.091         $18.010
Number of accumulation units outstanding at end of period          26,741          11,000
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $25.193         $22.226             $19.673(1)
Value at end of period                                            $29.287         $25.193             $22.226
Number of accumulation units outstanding at end of period       5,385,977       6,366,413           7,364,497
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.212         $10.003(3)
Value at end of period                                             $9.739          $9.212
Number of accumulation units outstanding at end of period           1,070           1,070
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $18.876         $16.559(2)
Value at end of period                                            $23.252         $18.876
Number of accumulation units outstanding at end of period          53,168          25,150
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                      $10.891          $9.017(4)
Value at end of period                                            $12.455         $10.891
Number of accumulation units outstanding at end of period           3,585           1,486
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $8.815          $8.454(4)
Value at end of period                                             $9.645          $8.815
Number of accumulation units outstanding at end of period           6,067           1,151
AETNA INTERNATIONAL VP
Value at beginning of period                                       $9.765         $10.021(3)
Value at end of period                                            $14.594          $9.765
Number of accumulation units outstanding at end of period          21,171           2,121
AETNA LEGACY VP
Value at beginning of period                                      $14.389         $13.577             $12.551(1)
Value at end of period                                            $15.272         $14.389             $13.577
Number of accumulation units outstanding at end of period          43,008          58,580              43,694
AETNA MONEY MARKET VP
Value at beginning of period                                      $12.447         $11.951             $11.674(1)
Value at end of period                                            $12.917         $12.447             $11.951
Number of accumulation units outstanding at end of period         816,768         853,247             936,223
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                       $8.873          $9.907(3)
Value at end of period                                             $8.393          $8.873
Number of accumulation units outstanding at end of period           2,295           2,297

--------------------------------------------------------------------------------


                                                                    1999               1998               1997
                                                                    ----               ----               ----
AETNA SMALL COMPANY VP
Value at beginning of period                                       $13.708            $15.646(2)
Value at end of period                                             $17.776            $13.708
Number of accumulation units outstanding at end of period            4,403              3,089
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $16.118            $16.118(5)
Value at end of period                                             $19.101            $16.118
Number of accumulation units outstanding at end of period            2,382                 85
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                       $10.003(6)
Value at end of period                                             $13.759
Number of accumulation units outstanding at end of period              617
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                        $9.566(6)
Value at end of period                                             $11.721
Number of accumulation units outstanding at end of period            6,704
AIM V.I. VALUE FUND
Value at beginning of period                                       $10.017(7)
Value at end of period                                             $11.511
Number of accumulation units outstanding at end of period            3,587
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $10.500            $10.094(8)
Value at end of period                                             $11.637            $10.500
Number of accumulation units outstanding at end of period            9,411              9,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $21.848            $19.818            $17.600(1)
Value at end of period                                             $22.942            $21.848            $19.818
Number of accumulation units outstanding at end of period           19,878             21,380             18,378
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $26.641             19.339            $17.382(1)
Value at end of period                                             $36.160            $26.641            $19.399
Number of accumulation units outstanding at end of period           57,974             22,565             17,640
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.074            $12.640            $12.896(1)
Value at end of period                                             $19.825            $14.074            $12.640
Number of accumulation units outstanding at end of period            2,622              2,059              1,362
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                       $22.023            $17.156            $15.104(1)
Value at end of period                                             $27.024            $22.023            $17.156
Number of accumulation units outstanding at end of period           19,561             22,090             21,463
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $20.226            $15.254            $13.666(1)
Value at end of period                                             $45.025            $20.226            $15.254
Number of accumulation units outstanding at end of period          $41,962             10,568             14,273
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $20.657            $15.576            $14.084(1)
Value at end of period                                             $25.859            $20.657            $15.576
Number of accumulation units outstanding at end of period           58,477             25,387             12,861
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $22.086            $16.485            $14.957(1)
Value at end of period                                             $31.406            $22.086            $16.485
Number of accumulation units outstanding at end of period           52,433             21,942             13,239
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.910            $18.779            $17.777(1)
Value at end of period                                             $38.832            $23.910            $18.779
Number of accumulation units outstanding at end of period           77,803             65,839             67,098
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $11.696(9)
Value at end of period                                             $15.681
Number of accumulation units outstanding at end of period               29
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.895            $10.023(3)
Value at end of period                                             $10.048             $9.895
Number of accumulation units outstanding at end of period           12,816              1,136
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $10.495            $10.055(2)
Value at end of period                                             $15.421            $10.495
Number of accumulation units outstanding at end of period            3,646              1,552

--------------------------------------------------------------------------------


                                                                 1999         1998             1997
                                                                 ----         ----             ----
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.114      $14.927           $15.114(10)
Value at end of period                                         $28.481      $19.114           $14.927
Number of accumulation units outstanding at end of period       41,012       49,218            40,758
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.758      $13.795           $14.067(10)
Value at end of period                                         $20.527      $16.758           $13.795
Number of accumulation units outstanding at end of period       57,611       75,738            91,613
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.978      $16.986           $16.776(10)
Value at end of period                                         $31.255      $19.978           $16.986
Number of accumulation units outstanding at end of period        9,672       10,839            10,954
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $20.328      $16.131           $15.809(10)
Value at end of period                                         $24.557      $20.328           $16.131
Number of accumulation units outstanding at end of period       19,410       18,939            17,219


-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during May 1998.
(3) Funds were first received in this option during June 1998.
(4) Funds were first received in this option during August 1998.
(5) Funds were first received in this option during December 1998.

(6) Funds were first received in this option during June 1999.
(7) Funds were first received in this option during August 1999.
(8) Funds were first received in this option during July 1998.
(9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during November 1997.

                       Please attach to your application

--------------------------------------------------------------------------------

I hereby acknowledge receipt of an Account C Individual Variable Annuity Contract Prospectus dated May 1, 2000 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as the current prospectus pertaining to the Guaranteed Accumulation Account, if applicable.

--- Please send an Account C Statement of Additional Information (Form No. SAI.75992-00) dated May 1, 2000.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE


PRO.75992-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000


           Individual Deferred Fixed or Variable Annuity Contracts for
             Individual Retirement Annuities under Section 408(b), Roth Individual Retirement Annuities under Section 408A and Simplified Employee Pension Plans under Section 408(k)


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2000.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                            Aetna Financial Services
                           Individual Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                            Page

General Information and History............................................  2
Variable Annuity Account C.................................................  2
Offering and Purchase of Contract..........................................  3
Performance Data...........................................................  3
   General.................................................................  3
   Average Annual Total Return Quotations..................................  4
Income Phase Payments......................................................  7
Sales Material and Advertising.............................................  8
Independent Auditors.......................................................  9
Financial Statements of the Separate Account...............................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company
 and Subsidiaries..........................................................  F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our assets include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 1999, the Company and its subsidiary life company had $53 billion invested through their products, including $39 billion in their separate accounts (of which the Company or its subsidiary Aeltus Investment Management, Inc. oversees the management of $24 billion). The Company is ranked among the top 2% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1998.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940 and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.


From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:


Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP*
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP*
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM]
  Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
  (formerly PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

*Effective May 15, 2000, transfers or deposits are not allowed into the subaccounts investing in these funds.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL


From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied under a deferred annuity contract to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., 1.25% mortality and expense risk charge, $20 annual maintenance fee, and an early withdrawal charge for installment purchase payment contracts of 5% grading down to 0% after ten payment periods). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994 the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.


Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997 the date the portfolio commenced operations, and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the Portfolio Partners portfolio.


For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                -----------------------------------------------------
                                                                                       Date
                                                                                    Contributions
                                                              STANDARDIZED             First
                                                                                     Received
                                                                                     Under the
                                                                                     Separate
                                                                                      Account
-----------------------------------------------------------------------------------------------------
                                                                           Since
                  SUBACCOUNT                     1 Year   5 Year  10 Year  Inception*
-----------------------------------------------------------------------------------------------------
Aetna Ascent VP                                  7.23%                     13.27%   07/05/1995
------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                       6.53%   16.25%   11.81%
------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                (6.93%)   4.85%    6.33%
------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                              3.35%                     10.99%   07/05/1995
------------------------------------------------------------------------------------------------------
Aetna Growth VP                                 26.58%                     31.87%   05/30/1997
------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                   10.11%   20.68%   14.04%
------------------------------------------------------------------------------------------------------
Aetna High Yield VP                              0.39%                     (4.44%)   05/04/1998
------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                   16.57%                     26.28%   10/31/1996
------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                      8.60%                      9.91%   05/04/1998
------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                    3.89%                     (5.16%)  05/04/1998
------------------------------------------------------------------------------------------------------
Aetna International VP                          41.93%                     20.38%   05/04/1998
------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                  0.43%                      8.68%   07/05/1995
------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                     (1.47%)   3.06%    3.97%
------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                (10.19%)                   (13.46%)  05/04/1998
------------------------------------------------------------------------------------------------------
Aetna Small Company VP                          22.71%                     16.27%   05/30/1997
------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                      12.14%                     20.95%   05/30/1997
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                         33.00%   05/07/1999
------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                       20.47%   05/04/1999
------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                            15.56%   05/10/1999
------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                        11.93%   05/05/1999
------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)             5.24%   15.32%   10.62%
------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio            (0.29%)  15.89%            15.00%   05/31/1994
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   28.89%   26.77%            24.58%   05/31/1994
------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                 33.76%   14.68%            12.42%   05/31/1994
------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio     16.52%                     23.08%   05/31/1995
------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio        111.43%   33.11%            34.54%   06/30/1994
------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                  18.87%                     21.62%   06/30/1995
------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio           (4.73%)   8.33%             7.81%   10/31/1994
------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                    35.04%                     26.76%   06/30/1995
------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio          54.24%                     32.65%   05/31/1995
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA           48.64%                     26.48%   05/04/1998
------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA              (3.58%)                    (2.91%)  05/07/1998
======================================================================================================
PPI MFS Capital Opportunities Portfolio         39.55%                     31.45%   11/28/1997
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital     39.55%   24.99%   14.83%
Opportunities(3)
======================================================================================================
PPI MFS Emerging Equities Portfolio             41.50%                     32.07%   11/28/1997
------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging       41.50%   23.40%            17.60%   09/30/1993
Equities(3)
======================================================================================================
PPI MFS Research Growth Portfolio               16.32%                     16.86%   11/28/1997
------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI    16.32%   10.58%            9.37%    08/31/1992
MFS Research Growth(3)
======================================================================================================
PPI Scudder International Growth Portfolio      48.57%                     31.35%   11/28/1997
------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI
Scudder International Growth(3)                 48.57%   18.49%   12.12%
======================================================================================================
PPI T. Rowe Price Growth Equity Portfolio       14.71%                     20.41%   11/28/1997
------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth  14.71%   22.48%            21.27%   10/31/1994
Equity(3)
------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.50%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                              -------------------------------------------------------
                                                                                       Fund
                                                         NON-STANDARDIZED              Inception
                                                                                       Date
-------------------------------------------------------------------------------------------------------
                                                                                  Since
                 SUBACCOUNT                   1 Year  3 Years  5 Years  10 Years  Inception**
-------------------------------------------------------------------------------------------------------
Aetna Ascent VP                               12.88%  11.21%                    14.57%   07/05/1995
-------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                    12.14%  16.11%   17.45%   11.81%
-------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                              (2.03%)  3.79%    5.94%    6.33%
-------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                            8.80%   9.70%                    12.27%   07/05/1995
-------------------------------------------------------------------------------------------------------
Aetna Growth VP                               33.24%  33.47%                    33.51%   12/13/1996
-------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                 15.91%  18.87%   21.92%   14.04%
-------------------------------------------------------------------------------------------------------
Aetna High Yield VP                            5.67%                             2.64%   12/10/1997
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                 22.70%  28.20%                    28.84%   09/16/1996
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                   14.32%                            19.99%   12/16/1997
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                  9.36%                             5.27%   12/19/1997
-------------------------------------------------------------------------------------------------------
Aetna International VP                        49.40%                            33.71%   12/22/1997
-------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                5.71%   8.05%                     9.93%   07/05/1995
-------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                    3.72%   3.98%    4.12%    3.97%
-------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP               (5.46%)                           (8.06%)  12/15/1997
-------------------------------------------------------------------------------------------------------
Aetna Small Company VP                        29.17%  19.61%                    20.02%   12/27/1996
-------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                    18.04%  25.19%                    25.59%   12/13/1996
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            42.77%  23.51%   23.99%           20.77%   05/05/1993
-------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                          33.51%  30.35%   28.00%           21.36%   05/05/1993
-------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund               32.53%  27.52%   26.55%           22.91%   05/02/1994
-------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                           28.23%  26.98%   25.62%           21.50%   05/05/1993
-------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)          10.78%  14.66%   16.51%   10.62%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)        4.96%  13.51%   17.09%   13.02%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)              35.68%  31.57%   28.08%   18.40%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)            40.81%  19.95%   15.86%   10.00%
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio   22.66%  24.48%                    26.12%   01/03/1995
-------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio      122.56%  48.59%   34.49%           32.70%   09/13/1993
-------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                25.13%  25.98%   23.08%           19.08%   09/13/1993
-------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio          0.29%   6.02%    9.44%            7.10%   09/13/1993
-------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                  42.15%  32.13%   28.22%           22.69%   09/13/1993
-------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio        62.36%  35.57%   31.89%           28.05%   09/13/1993
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA         56.47%  28.66%   20.11%           15.29%   11/12/1990
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA             1.50%   3.42%    6.85%            4.81%   05/03/1993
=======================================================================================================
PPI MFS Capital Opportunities Portfolio       46.89%                            34.62%   11/28/1997
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital   46.90%  31.86%   26.28%   14.83%
Opportunities(3)
=======================================================================================================
PPI MFS Emerging Equities Portfolio           48.95%                            35.35%   11/28/1997
-------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging     48.95%  27.15%   24.67%   18.43%
Equities(3)
=======================================================================================================
PPI MFS Research Growth Portfolio             22.44%                            19.76%   11/28/1997
-------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
MFS Research Growth(3)                        22.44%  12.51%   11.72%    9.41%
=======================================================================================================
PPI Scudder International Growth Portfolio    56.39%                            34.62%   11/28/1997
-------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI
Scudder International Growth(3)               56.39%  25.53%   19.71%   12.12%
=======================================================================================================
PPI T. Rowe Price Growth Equity Portfolio     20.75%                            23.40%   11/28/1997
-------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price       20.75%  24.41%   23.74%   18.70%
Growth Equity(3)
-------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**    Reflects performance from the fund's inception date.

(1)   These funds have been in operation for more than ten years.


(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.50%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected


(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.


The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:


Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

                                                                           Page
Statement of Assets and Liabilities........................................S-2

Statement of Operations....................................................S-8

Statements of Changes in Net Assets........................................S-8

Condensed Financial Information............................................S-9

Notes to Financial Statements..............................................S-19

Independent Auditors' Report...............................................S-33

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                         Net
                                                    Shares             Cost             Assets
                                                    ------             ----             ------
 Aetna Ascent VP:                                1,339,218   $   19,497,391     $   19,981,127
 Aetna Balanced VP, Inc.:                       13,294,723      200,294,733        206,998,843
 Aetna Bond VP:                                  8,139,100      105,951,065         99,052,842
 Aetna Crossroads VP:                            1,811,648       24,397,709         24,946,398
 Aetna Get Fund, Series C:                         557,907        6,337,611          7,124,468
 Aetna Get Fund, Series D:                      16,585,252      167,045,093        176,632,929
 Aetna Get Fund, Series E:                      35,440,889      358,288,306        381,698,376
 Aetna Get Fund, Series G:                      20,429,610      205,920,149        211,855,059
 Aetna Get Fund, Series H:                         172,261        1,724,516          1,726,955
 Aetna Growth and Income VP:                    38,230,584    1,242,232,773      1,173,296,609
 Aetna Growth VP:                                4,099,459       62,421,793         71,002,637
 Aetna High Yield VP:                               27,918          261,762            245,682
 Aetna Index Plus Large Cap VP:                 11,455,392      215,316,778        239,074,027
 Aetna Index Plus Mid Cap VP:                       69,900          908,995            866,762
 Aetna Index Plus Small Cap VP:                     83,607          815,021            911,313
 Aetna International VP:                           285,162        4,209,331          4,539,776
 Aetna Legacy VP:                                2,367,470       29,607,908         29,569,704
 Aetna Money Market VP:                         16,084,329      214,007,331        215,772,879
 Aetna Real Estate Securities VP:                  250,934        2,121,243          1,939,720
 Aetna Small Company VP:                         1,549,015       19,347,626         25,589,722
 Aetna Value Opportunity VP:                     1,030,379       14,096,136         16,918,826
 AIM V.I. Funds:
  Capital Appreciation Fund:                       280,246        7,859,362          9,971,139
  Growth and Income Fund:                          743,596       19,743,238         23,490,185
  Growth Fund:                                     587,010       16,219,102         18,931,063
  Value Fund:                                    1,248,557       37,154,670         41,826,668
 Alger American Funds:
  Balanced Portfolio:                              399,088        4,045,034          6,213,801
  Income & Growth Portfolio:                     1,085,760       10,917,112         19,087,670
  Leveraged AllCap Portfolio:                      433,195       10,067,916         25,112,341
 American Century VP Funds:
  Balanced Fund:                                   443,179        3,338,472          3,452,367
  International Fund:                              599,923        4,078,203          7,499,031
 Calvert Social Balanced Portfolio:              1,193,697        2,580,920          2,589,130
 Federated Insurance Series:
  American Leaders Fund II:                      6,011,859      101,875,749        125,166,912
  Equity Income Fund II:                         1,866,873       23,409,796         30,392,700
  Growth Strategies Fund II:                     1,511,581       23,895,134         46,677,628
  High Income Bond Fund II:                      4,082,647       42,574,388         41,806,306
  International Equity Fund II:                  1,046,515       13,236,657         28,925,669
  Prime Money Fund II:                           8,657,471        8,657,471          8,657,471
  U.S. Government Securities Fund II:            1,213,486       12,886,100         12,814,411
  Utility Fund II:                               1,850,767       22,657,976         26,558,505
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:                       7,458,378      173,930,775        191,754,908
  Growth Portfolio:                              3,804,524      141,323,786        208,982,521
  High Income Portfolio:                         5,543,291       65,301,314         62,694,624
  Overseas Portfolio:                              732,104       15,274,074         20,088,940

Variable Annuity Account B

                                                                                                Net
                                                       Shares               Cost               Assets
                                                       ------               ----               ------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:                          1,152,622     $   19,622,237     $     21,519,462
  Contrafund Portfolio:                             8,061,682        178,179,619          234,998,024
  Index 500 Portfolio:                              1,018,264        137,567,179          170,467,635
  Investment Grade Bond Portfolio:                    338,820          4,044,947            4,120,050
 Janus Aspen Series:
  Aggressive Growth Portfolio:                      4,601,525        174,527,385          274,665,000
  Balanced Portfolio:                               6,637,676        145,141,742          185,323,915
  Flexible Income Portfolio:                        1,714,747         20,581,641           19,582,411
  Growth Portfolio:                                 6,624,687        166,042,220          222,920,706
  Worldwide Growth Portfolio:                      10,088,356        298,223,051          481,718,979
 Lexington Emerging Markets Fund, Inc.:               200,939          1,994,956            2,574,027
 Lexington Natural Resources Trust Fund:              253,314          3,663,108            3,168,963
 MFS Funds:
  Global Government Series:                           163,850          1,695,439            1,643,414
  Total Return Series:                              2,861,377         48,938,636           50,789,444
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:                           49,539            735,854              809,956
  Small Cap Portfolio:                                 11,313            163,053              172,522
  Tactical Allocation Portfolio:                      446,856          7,328,726            7,364,195
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          375,791         22,642,573           30,931,348
  Global Securities Fund/VA:                          284,758          7,200,987            9,513,748
  Main Street Growth & Income Fund/VA:              2,288,522         48,877,782           56,366,293
  Strategic Bond Fund/VA:                           3,983,514         19,810,756           19,798,066
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              2,212,287        118,884,638          183,243,707
  PPI MFS Research Growth Portfolio:                6,937,544         76,162,887          102,536,898
  PPI MFS Value Equity Portfolio:                   1,003,064         37,923,777           54,937,791
  PPI Scudder International Growth Portfolio:       1,390,831         31,810,842           35,452,273
  PPI T. Rowe Price Growth Equity Portfolio:        1,921,115         85,993,480          126,793,561
                                                                  --------------     ----------------
NET ASSETS                                                        $5,313,588,034     $  6,173,851,032
                                                                  ==============     ================

Variable Annuity Account B

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $ 19,981,127
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................   180,920,898
  Annuity contracts in payment period ............................................    26,077,945
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................    93,390,139
  Annuity contracts in payment period ............................................     5,662,703
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................    23,405,948
  Annuity contracts in payment period ............................................     1,540,450
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     7,124,468
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................   176,632,929
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................   381,698,376
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................   211,855,059
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................     1,726,955
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   980,638,280
  Annuity contracts in payment period ............................................   192,658,329
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................    66,260,594
  Annuity contracts in payment period ............................................     4,742,043
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       245,682
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................   198,210,089
  Annuity contracts in payment period ............................................    40,863,938
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       866,762
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       911,313
Aetna International VP:
  Annuity contracts in accumulation ..............................................     4,434,269
  Annuity contracts in payment period ............................................       105,507
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................    26,597,646
  Annuity contracts in payment period ............................................     2,972,058
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................   214,710,443
  Annuity contracts in payment period ............................................     1,062,436
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................     1,925,817
  Annuity contracts in payment period ............................................        13,903

Variable Annuity Account B

Aetna Small Company VP:
  Annuity contracts in accumulation ...........  $ 25,125,952
  Annuity contracts in payment period .........       463,770
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...........    16,918,826
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation ...........     9,923,942
  Annuity contracts in payment period .........        47,197
 Growth and Income Fund:
  Annuity contracts in accumulation ...........       789,296
  Annuity contracts in payment period .........    22,700,889
 Growth Fund:
  Annuity contracts in accumulation ...........    18,608,980
  Annuity contracts in payment period .........       322,083
 Value Fund:
  Annuity contracts in accumulation ...........    40,884,392
  Annuity contracts in payment period .........       942,276
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ...........     6,213,801
 Income & Growth Portfolio:
  Annuity contracts in accumulation ...........    19,087,670
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ...........    25,112,341
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ...........     3,452,367
 International Fund:
  Annuity contracts in accumulation ...........     7,499,031
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...........     2,589,130
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ...........        61,038
  Annuity contracts in payment period .........   125,105,874
 Equity Income Fund II:
  Annuity contracts in accumulation ...........    30,384,515
  Annuity contracts in payment period .........         8,185
 Growth Strategies Fund II:
  Annuity contracts in accumulation ...........    46,677,628
 High Income Bond Fund II:
  Annuity contracts in accumulation ...........    41,788,490
  Annuity contracts in payment period .........        17,816
 International Equity Fund II:
  Annuity contracts in accumulation ...........    28,925,669
 Prime Money Fund II:
  Annuity contracts in accumulation ...........     8,657,471
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ...........    12,814,411

Variable Annuity Account B

 Utility Fund II:
  Annuity contracts in accumulation ...........  $ 26,498,835
  Annuity contracts in payment period .........        59,670
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...........   191,754,908
 Growth Portfolio:
  Annuity contracts in accumulation ...........   208,982,521
 High Income Portfolio:
  Annuity contracts in accumulation ...........    61,938,947
  Annuity contracts in payment period .........       755,677
 Overseas Portfolio:
  Annuity contracts in accumulation ...........    20,088,940
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...........    21,519,462
 Contrafund Portfolio:
  Annuity contracts in accumulation ...........   234,998,024
 Index 500 Portfolio:
  Annuity contracts in accumulation ...........   170,467,635
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ...........     4,120,050
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...........   274,665,000
 Balanced Portfolio:
  Annuity contracts in accumulation ...........   185,323,915
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...........    19,582,411
 Growth Portfolio:
  Annuity contracts in accumulation ...........     9,348,397
  Annuity contracts in payment period .........   213,572,309
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...........    11,305,698
  Annuity contracts in payment period .........   470,413,281
Lexington Emerging Markets Fund, Inc.:
  Annuity contracts in accumulation ...........     2,574,027
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...........     3,168,963
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ...........     1,643,414
 Total Return Series:
  Annuity contracts in accumulation ...........    50,789,444
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
  Annuity contracts in accumulation ...........       809,956
 Small Cap Portfolio:
  Annuity contracts in accumulation ...........       172,522
 Tactical Allocation Portfolio:
  Annuity contracts in accumulation ...........     7,364,195

Variable Annuity Account B

Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........    $   29,291,524
  Annuity contracts in payment period .........         1,639,824
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         9,513,748
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        56,214,303
  Annuity contracts in payment period .........           151,990
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........        19,569,256
  Annuity contracts in payment period .........           228,810
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........       181,712,440
  Annuity contracts in payment period .........         1,531,267
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........       102,536,898
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        53,173,898
  Annuity contracts in payment period .........         1,763,893
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        35,328,550
  Annuity contracts in payment period .........           123,723
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........           723,814
  Annuity contracts in payment period .........       126,069,747
                                                   --------------
                                                   $6,173,851,032
                                                   ==============

See Notes to Financial Statements

Variable Annuity Account B

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  372,453,223
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................        (59,498,930)
                                                                   --------------
Net investment income ........................................     $  312,954,293
                                                                   --------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $1,971,718,606
 Cost of investments sold ....................................      1,728,629,845
                                                                   --------------
  Net realized gain on investments ...........................        243,088,761
                                                                   --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................        349,806,583
 End of year .................................................        860,262,998
                                                                   --------------
  Net change in unrealized gain on investments ...............        510,456,415
                                                                   --------------
Net realized and unrealized gain on investments ..............        753,545,176
                                                                   --------------
Net increase in net assets resulting from operations .........     $1,066,499,469
                                                                   ==============

See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Year Ended December 31,
                                                                                 1999                1998
                                                                                 ----                ----
FROM OPERATIONS:
Net investment income ..................................................    $  312,954,293      $  283,508,891
Net realized gain on investments .......................................       243,088,761         143,410,533
Net change in unrealized gain on investments ...........................       510,456,415          94,282,077
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................     1,066,499,469         521,201,501
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       659,312,376         489,286,251
Transfers from the Company for mortality guarantee adjustments .........         2,250,831            (906,373)
Transfers from the Company's fixed account options .....................       818,802,585         212,914,994
Transfer to the Company's other variable annuity accounts ..............           644,115                   0
Redemptions by contract holders ........................................      (300,870,502)       (167,845,102)
Annuity payments .......................................................       (30,374,265)        (22,421,712)
Other ..................................................................         1,018,001           1,896,006
                                                                            --------------      --------------
 Net increase in net assets from unit transactions (Note 6) ............     1,150,783,141         512,924,064
                                                                            --------------      --------------
Change in net assets ...................................................     2,217,282,610       1,034,125,565
NET ASSETS:
Beginning of year ......................................................     3,956,568,422       2,922,442,857
                                                                            --------------      --------------
End of year ............................................................    $6,173,851,032      $3,956,568,422
                                                                            ==============      ==============

See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit       Increase (Decrease)                Units
                                              --------           in Value of                 Outstanding     Reserves
                                      Beginning   End of        Accumulation                    at End        at End
                                       of Year     Year             Unit                       of Year       of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                        $15.855   $17.905           12.93%                    96,550.7    $ 1,728,713
Non-Qualified V (0.75)                  16.082    18.253           13.50%                   129,604.8      2,365,645
Non-Qualified VII                       15.769    17.779           12.75%                   742,494.1     13,200,807
Non-Qualified VIII                      14.012    15.822           12.92%                   143,277.9      2,266,982
Non-Qualified IX                        15.786    17.783           12.65%                     1,438.0         25,572
Non-Qualified X                         15.942    18.066           13.32%                    21,775.7        393,408
--------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Non-Qualified V                         21.929    24.603           12.19%                 2,278,135.6     56,049,439
Non-Qualified V (0.75)                  22.244    25.081           12.75%                 1,579,287.7     39,610,851
Non-Qualified VI                        18.445    20.706           12.26%                    37,676.9        780,148
Non-Qualified VII                       21.507    24.091           12.01%                 2,243,589.9     54,049,730
Non-Qualified VIII                      15.212    17.066           12.19%                   456,096.7      7,783,834
Non-Qualified IX                        21.834    24.436           11.92%                    28,079.2        686,140
Non-Qualified X                         22.015    24.762           12.48%                   383,141.3      9,487,227
Non-Qualified XI                        18.517    20.840           12.55%                     5,143.3        107,184
Non-Qualified XII                       10.548    11.902           12.84%      (2)            7,910.4         94,148
Non-Qualified XIII                      10.337    11.632           12.53%                   417,961.2      4,861,556
Non-Qualified XIV                       10.323    11.581           12.19%                   403,186.5      4,669,198
Non-Qualified XV                        10.316    11.555           12.01%                   237,245.60     2,741,443
Annuity contracts in payment period                                                                       26,077,945
--------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                         14.270    13.988           (1.98%)                  887,370.7     12,412,832
Non-Qualified V (0.75)                  14.475    14.260           (1.49%)                1,654,932.3     23,599,990
Non-Qualified VI                        13.041    12.792           (1.91%)                   43,965.0        562,381
Non-Qualified VII                       13.998    13.700           (2.13%)                1,967,951.2     26,960,637
Non-Qualified VIII                      11.910    11.674           (1.98%)                  487,813.6      5,694,656
Non-Qualified IX                        14.208    13.893           (2.22%)                   22,155.4        307,807
Non-Qualified X                         14.304    14.042           (1.83%)                  387,135.1      5,436,287
Non-Qualified XI                        13.072    12.841           (1.77%)                    4,285.2         55,026
Non-Qualified XIII                      10.319    10.145           (1.69%)                  708,744.3      7,190,136
Non-Qualified XIV                       10.305    10.101           (1.98%)                  806,342.7      8,144,472
Non-Qualified XV                        10.298    10.078           (2.14%)                  300,240.3      3,025,915
Annuity contracts in payment period                                                                        5,662,703
--------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                         15.095    16.431            8.85%                   115,323.8      1,894,869
Non-Qualified V (0.75)                  15.312    16.750            9.39%                   124,068.8      2,078,187
Non-Qualified VII                       15.013    16.316            8.68%                   947,775.8     15,463,446
Non-Qualified VIII                      13.588    14.789            8.84%                   254,767.3      3,767,710
Non-Qualified IX                        15.030    16.319            8.58%                       469.8          7,667
Non-Qualified X                         15.179    16.579            9.22%                     9,938.7        164,777
Non-Qualified XVII                      15.521    16.474            6.14%      (8)            1,778.00        29,292
Annuity contracts in payment period                                                                        1,540,450
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                         15.904    19.358           21.72%                    51,240.5        991,932
Non-Qualified V (0.75)                  16.087    19.679           22.33%                   302,695.5      5,956,780
Non-Qualified IX                        15.835    19.227           21.42%                     9,141.2        175,756
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                         10.062    10.726            6.60%                 2,241,700.8     24,043,761
Non-Qualified V (0.75)                  10.073    10.792            7.14%                 1,808,945.0     19,521,878
Non-Qualified VII                       10.058    10.704            6.42%                 5,471,517.0     58,567,813
Non-Qualified VIII                      10.136    10.739            5.95%      (3)        2,431,960.4     26,117,416
Non-Qualified IX                        10.063    10.693            6.26%      (1)              309.5          3,309
Non-Qualified X                         10.062    10.726            6.60%                   183,152.7      1,964,436
Non-Qualified XII                        9.997    10.785            7.88%      (2)            3,713.7         40,053
Non-Qualified XIII                      10.072    10.769            6.92%                 1,700,909.8     18,316,499

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit         Increase (Decrease)            Units
                                              --------            in Value of              Outstanding       Reserves
                                        Beginning   End of        Accumulation               at End           at End
                                         of Year     Year             Unit                   of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D (continued):
Non-Qualified XIV                       $ 10.066   $ 10.730            6.60%                1,875,931.5    $ 20,127,863
Non-Qualified XV                          10.063     10.710            6.43%                  740,420.7       7,929,901
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Non-Qualified V                           10.001     10.760            7.59%       (5)      1,905,050.2      20,498,554
Non-Qualified V (0.75)                    10.015     10.789            7.73%       (5)        220,007.1       2,373,760
Non-Qualified VII                         10.012     10.743            7.30%       (5)      4,068,992.1      43,712,319
Non-Qualified VIII                        10.012     10.752            7.39%       (5)        534,700.9       5,748,947
Non-Qualified X                           10.013     10.766            7.52%       (5)        146,177.0       1,573,775
Non-Qualified XIII                        10.012     10.770            7.57%       (5)     10,224,328.7     110,111,245
Non-Qualified XIV                         10.012     10.752            7.39%       (5)      9,636,860.3     103,612,689
Non-Qualified XV                          10.012     10.743            7.30%       (5)      8,756,301.1      94,067,087
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Non-Qualified V                            9.999     10.370            3.71%       (8)        278,908.9       2,892,221
Non-Qualified V (0.75)                    10.006     10.386            3.80%       (8)        176,701.3       1,835,189
Non-Qualified VII                          9.998     10.363            3.65%       (8)      2,759,663.2      28,599,474
Non-Qualified VIII                        10.003     10.368            3.65%       (8)        456,778.0       4,735,998
Non-Qualified X                           10.071     10.377            3.04%       10)         12,410.4         128,778
Non-Qualified XIII                         9.998     10.378            3.80%       (8)      5,406,495.6      56,108,725
Non-Qualified XIV                          9.998     10.368            3.70%       (8)      7,314,314.2      75,836,777
Non-Qualified XV                           9.998     10.363            3.65%       (8)      4,025,505.7      41,717,897
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Non-Qualified V                           10.005     10.020            0.15%      (11)          2,530.3          25,352
Non-Qualified VII                         10.001     10.019            0.18%      (11)         25,606.9         256,555
Non-Qualified VIII                        10.005     10.020            0.15%      (11)         15,022.0         150,515
Non-Qualified XIII                        10.001     10.021            0.20%      (11)         30,915.2         309,801
Non-Qualified XIV                         10.000     10.020            0.20%      (11)         60,328.2         604,471
Non-Qualified XV                          10.001     10.019            0.18%      (11)         37,954.0         380,261
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                       267.347    310.020           15.96%                      958.7         297,208
Non-Qualified V                           24.907     28.883           15.96%                7,212,849.3     208,327,406
Non-Qualified V (0.75)                    25.265     29.444           16.54%               11,813,415.6     347,835,862
Non-Qualified VI                          23.322     27.061           16.03%                1,662,948.1      45,001,830
Non-Qualified VII                         24.839     28.758           15.78%                7,621,660.3     219,185,741
Non-Qualified VIII                        16.604     19.253           15.95%                1,372,571.6      26,426,472
Non-Qualified IX                          24.800     28.686           15.67%                  134,360.2       3,854,314
Non-Qualified X                           25.005     29.069           16.25%                3,297,663.1      95,859,271
Non-Qualified XI                          23.414     27.236           16.32%                   41,567.6       1,132,126
Non-Qualified XII                         10.246     11.882           15.97%       (2)         25,734.1         305,763
Non-Qualified XIII                         9.886     11.498           16.31%                1,093,629.5      12,574,135
Non-Qualified XIV                          9.872     11.447           15.95%                1,317,641.6      15,083,505
Non-Qualified XV                           9.866     11.422           15.77%                  407,605.2       4,655,755
Non-Qualified XVII                       263.583    285.280            8.23%       (8)            346.6          98,892
Annuity contracts in payment period                                                                         192,658,329
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                           17.912     23.875           33.29%                  172,425.2       4,116,687
Non-Qualified V (0.75)                    18.067     24.203           33.96%                  626,397.2      15,160,779
Non-Qualified VII                         17.862     23.771           33.08%                  947,365.7      22,520,149
Non-Qualified VIII                        17.909     23.870           33.28%                  367,226.0       8,765,776
Non-Qualified IX                          17.834     23.713           32.97%                    5,532.0         131,179
Non-Qualified XII                         11.536     15.094           30.84%       (2)          4,940.4          74,572
Non-Qualified XIII                        10.489     14.022           33.68%                  453,569.6       6,360,064
Non-Qualified XIV                         10.475     13.961           33.28%                  536,726.5       7,493,206
Non-Qualified XV                          10.468     13.930           33.07%                 114,035.50       1,588,550
Non-Qualified XVII                        15.198     18.142           19.37%       (8)         2,735.70          49,632
Annuity contracts in payment period                                                                           4,742,043
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)             Units
                                             --------              in Value of              Outstanding      Reserves
                                      Beginning     End of       Accumulation                 at End          at End
                                       of Year       Year            Unit                     of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                        $ 9.212    $ 9.739            5.72%                      2,827.4    $     27,537
Non-Qualified V (0.75)                   9.244      9.822            6.25%                     21,597.9         212,138
Non-Qualified IX                         9.677      9.698            0.22%       (3)              619.4           6,007
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                         18.772     23.044           22.76%                    347,853.6       8,015,945
Non-Qualified V (0.75)                  18.989     23.427           23.37%                  1,552,901.9      36,379,360
Non-Qualified VII                       18.704     22.923           22.56%                  2,708,364.6      62,083,723
Non-Qualified VIII                      18.449     22.646           22.75%                    838,357.2      18,985,392
Non-Qualified IX                        18.691     22.887           22.45%                     31,248.1         715,186
Non-Qualified XII                       11.411     13.677           19.86%       (2)           18,623.1         254,700
Non-Qualified XIII                      10.716     13.193           23.11%                  2,135,758.9      28,177,968
Non-Qualified XIV                       10.702     13.136           22.74%                  2,394,660.9      31,455,670
Non-Qualified XV                        10.694     13.107           22.56%                   926,392.60      12,142,145
Annuity contracts in payment period                                                                          40,863,938
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                         10.891     12.455           14.36%                      6,906.5          86,024
Non-Qualified V (0.75)                  10.928     12.561           14.94%                     60,811.0         763,858
Non-Qualified IX                        10.872     12.403           14.08%                      1,361.0          16,880
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                          8.815      9.645            9.42%                     15,815.5         152,537
Non-Qualified V (0.75)                   8.846      9.727            9.96%                     76,971.1         748,670
Non-Qualified IX                         8.800      9.604            9.14%                      1,041.3          10,001
Non-Qualified XII                        8.325     10.485           25.95%       (2)               10.0             105
-----------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                          9.765     14.594           49.45%                     10,655.3         155,502
Non-Qualified V (0.75)                   9.798     14.718           50.21%                     44,537.5         655,483
Non-Qualified VII                        9.754     14.554           49.21%                     44,241.2         643,908
Non-Qualified VIII                       9.764     14.592           49.45%                     33,244.7         485,106
Non-Qualified XIII                       9.149     13.715           49.91%                     75,017.3       1,028,838
Non-Qualified XIV                        9.137     13.655           49.45%                     79,291.0       1,082,697
Non-Qualified XV                         9.131     13.625           49.22%                     28,091.1         382,735
Annuity contracts in payment period                                                                             105,507
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                         14.064     14.875            5.77%                    111,343.3       1,656,206
Non-Qualified V (0.75)                  14.266     15.164            6.29%                     77,496.0       1,175,149
Non-Qualified VII                       13.989     14.772            5.60%                  1,203,703.1      17,781,290
Non-Qualified VIII                      13.037     13.787            5.75%                    430,581.6       5,936,585
Non-Qualified IX                        14.003     14.774            5.51%                        502.1           7,418
Non-Qualified XII                        9.846     10.713            8.81%       (2)            3,826.9          40,998
Annuity contracts in payment period                                                                           2,972,058
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                         12.425     12.894            3.77%                  1,034,153.6      13,334,505
Non-Qualified V (0.75)                  12.604     13.145            4.29%                  2,521,960.2      33,150,869
Non-Qualified VI                        12.132     12.597            3.83%                     57,059.8         718,807
Non-Qualified VII                       12.322     12.766            3.60%                  7,902,383.9     100,885,317
Non-Qualified VIII                      11.141     11.561            3.77%                  1,373,014.2      15,872,994
Non-Qualified IX                        12.372     12.806            3.51%                     28,273.9         362,086
Non-Qualified X                         12.425     12.894            3.77%                    457,618.5       5,900,590
Non-Qualified XI                        12.132     12.597            3.83%                      4,835.1          60,910
Non-Qualified XIII                      10.199     10.615            4.08%                  2,174,382.7      23,082,032
Non-Qualified XIV                       10.186     10.569            3.76%                  1,313,322.2      13,880,480
Non-Qualified XV                        10.179     10.546            3.61%                    707,569.2       7,461,853
Annuity contracts in payment period                                                                           1,062,436
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                               Value
                                             Per Unit          Increase (Decrease)               Units
                                             --------              in Value of                Outstanding      Reserves
                                      Beginning    End of         Accumulation                   at End         at End
                                       of Year      Year              Unit                      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                        $ 8.873    $ 8.393           (5.41%)                        6,001.7   $    50,372
Non-Qualified V (0.75)                   8.903      8.464           (4.93%)                       60,992.9       516,260
Non-Qualified VII                        8.863      8.370           (5.56%)                       59,453.8       497,647
Non-Qualified VIII                       8.872      8.392           (5.41%)                         25,152       211,073
Non-Qualified XIII                       8.903      8.446           (5.13%)                         36,876       311,466
Non-Qualified XIV                        8.891      8.409           (5.42%)                         34,137       287,073
Non-Qualified XV                         8.885      8.391           (5.56%)                          6,188        51,926
Annuity contracts in payment period                                                                               13,903
------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                         13.633     17.617           29.22%                        19,165.4       337,633
Non-Qualified V (0.75)                  13.751     17.859           29.87%                       177,816.5     3,175,601
Non-Qualified VII                       13.595     17.540           29.02%                       715,581.7    12,551,330
Non-Qualified VIII                      13.631     17.613           29.21%                       276,385.7     4,868,001
Non-Qualified IX                        13.574     17.497           28.90%                         1,732.5        30,314
Non-Qualified XII                        8.741     12.352           41.31%         (2)            25,983.5       320,941
Non-Qualified XIII                       9.357     12.128           29.61%                       163,679.4     1,985,026
Non-Qualified XIV                        9.345     12.074           29.20%                       114,137.8     1,378,154
Non-Qualified XV                         9.338     12.048           29.02%                       39,753.80       478,952
Annuity contracts in payment period                                                                              463,770
------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                         16.030     18.930           18.09%                       23,354.3        442,092
Non-Qualified V (0.75)                  16.169     19.190           18.68%                       93,802.4      1,800,053
Non-Qualified VII                       15.985     18.847           17.90%                      609,861.9     11,494,317
Non-Qualified VIII                      16.028     18.926           18.08%                      160,009.9      3,028,321
Non-Qualified IX                        15.960     18.801           17.80%                          298.5          5,613
Non-Qualified XII                       10.626     13.007           22.41%         (2)           11,411.6        148,430
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified V                         10.008     13.753           37.42%         (5)            2,630.0         36,171
Non-Qualified V (0.75)                   9.979     13.801           38.30%         (7)           11,914.5        164,426
Non-Qualified XIII                      10.245     14.675           43.24%                      190,830.9      2,800,502
Non-Qualified XIV                       10.231     14.611           42.81%                      317,266.2      4,635,623
Non-Qualified XV                        10.224     14.579           42.60%                      156,883.8      2,287,220
Annuity contracts in payment period                                                                               47,197
------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified V                          9.568     11.716           22.45%         (5)           10,586.7        124,029
Non-Qualified V (0.75)                  10.215     11.756           15.09%         (6)           36,163.4        425,147
Non-Qualified XIII                      10.663     14.179           32.97%                      370,289.3      5,250,354
Non-Qualified XIV                       10.649     14.117           32.57%                      938,411.4     13,247,617
Non-Qualified XV                        10.641     14.086           32.37%                      259,386.9      3,653,742
Annuity contracts in payment period                                                                              789,296
------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified V                          9.663     12.069           24.90%         (5)            1,842.7         22,238
Non-Qualified V (0.75)                   9.722     12.111           24.57%         (7)           47,998.6        581,287
Non-Qualified XIII                      10.779     14.438           33.95%                      300,326.8      4,336,151
Non-Qualified XIV                       10.764     14.375           33.55%                      722,832.0     10,390,712
Non-Qualified XV                        10.757     14.343           33.34%                      228,577.5      3,278,592
Annuity contracts in payment period                                                                              322,083
------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified V                          9.891     11.506           16.33%         (4)            6,923.5         79,660
Non-Qualified V (0.75)                   9.764     11.546           18.25%         (4)           83,636.8        965,645
Non-Qualified XIII                      10.616     13.659           28.66%                      895,401.3     12,230,007
Non-Qualified XIV                       10.601     13.599           28.28%                    1,538,846.0     20,926,738
Non-Qualified XV                        10.594     13.569           28.08%                      492,467.0      6,682,342
Annuity contracts in payment period                                                                              942,276
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit
                                                 --------
                                            Beginning  End of
                                             of Year    Year
--------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                            $20.946   $26.687
--------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                             22.064    30.991
--------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                             24.881    43.684
Non-Qualified VIII                            18.206    32.013
--------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                             17.479    18.968
--------------------------------------------------------------
International Fund:
Non-Qualified VII                             16.139    26.105
Non-Qualified VIII                            14.599    23.649
--------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                               20.415    22.626
Non-Qualified V (0.75)                        20.708    23.066
Non-Qualified VII                             11.437    12.656
Non-Qualified VIII                            11.456    12.696
--------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                             23.528    24.746
Non-Qualified VIII                            16.869    17.769
Annuity contracts in payment period
--------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                             14.022    16.369
Annuity contracts in payment period
--------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                             18.269    31.060
--------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                             14.910    15.040
Non-Qualified VIII                            12.629    12.759
Annuity contracts in payment period
--------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                             14.719    26.832
Non-Qualified VIII                            13.523    24.690
--------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                             11.503    11.868
-------------------------------------------  -------   -------
U.S. Government Securities Fund II:
Non-Qualified VII                             12.614    12.363
--------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                             18.663    18.714
Non-Qualified VIII                            15.472    15.537
Annuity contracts in payment period
--------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                               17.400    18.272
Non-Qualified V (0.75)                        17.650    18.627
Non-Qualified VII                             20.872    21.883
Non-Qualified VIII                            14.942    15.689
Non-Qualified IX                              17.325    18.147
Non-Qualified X                               17.400    18.272
Non-Qualified XII                             10.184    10.651

                                             Increase (Decrease)                  Units
                                                 in Value of                   Outstanding     Reserves
                                                 Accumulation                    at End         at End
                                                     Unit                        of Year        of Year
---------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                   27.41%                       232,842.7   $  6,213,801
---------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                                   40.46%                       615,919.4     19,087,670
---------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                                   75.57%                       574,744.6     25,106,952
Non-Qualified VIII                                  75.84%                           168.3          5,389
---------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                                    8.52%                       182,012.0      3,452,367
---------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                                   61.75%                       287,102.7      7,494,706
Non-Qualified VIII                                  61.99%                           182.9          4,325
---------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                                     10.83%                         8,235.7        186,344
Non-Qualified V (0.75)                              11.39%                        37,045.8        854,507
Non-Qualified VII                                   10.66%                        63,517.0        803,879
Non-Qualified VIII                                  10.82%                        58,632.1        744,400
---------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                                    5.18%                     5,048,733.2    124,936,306
Non-Qualified VIII                                   5.34%                         9,542.9        169,568
Annuity contracts in payment period                                                                61,038
---------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                                   16.74%                     1,856,257.2     30,384,515
Annuity contracts in payment period                                                                 8,185
---------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                                   70.01%                     1,502,834.6     46,677,628
---------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                                    0.87%                     2,778,202.2     41,784,652
Non-Qualified VIII                                   1.03%                           300.8          3,838
Annuity contracts in payment period                                                                17,816
---------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                                   82.29%                     1,077,889.2     28,922,440
Non-Qualified VIII                                  82.58%                           130.8          3,229
---------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                                    3.17%                       729,506.2      8,657,471
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                                   (1.99%)                    1,036,547.5     12,814,411
---------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                                    0.27%                     1,415,963.0     26,497,792
Non-Qualified VIII                                   0.42%                            67.1          1,043
Annuity contracts in payment period                                                                59,670
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                                      5.01%                       236,374.1      4,318,918
Non-Qualified V (0.75)                               5.54%                       519,884.7      9,683,767
Non-Qualified VII                                    4.84%                     6,104,314.1    133,577,684
Non-Qualified VIII                                   5.00%                       992,829.0     15,576,658
Non-Qualified IX                                     4.74%                         8,863.0        160,839
Non-Qualified X                                      5.01%                        11,369.5        207,738
Non-Qualified XII                                    4.59%             (2)           653.9          6,965

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                               Beginning    End of
                                                 of Year     Year
------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                              $ 9.911    $10.438
Non-Qualified XIV                                 9.897     10.392
Non-Qualified XV                                  9.891     10.369
------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                  19.155     25.999
Non-Qualified V (0.75)                           19.430     26.504
Non-Qualified VII                                26.348     35.706
Non-Qualified VIII                               17.420     23.643
Non-Qualified IX                                 19.072     25.822
Non-Qualified X                                  19.155     25.999
Non-Qualified XII                                12.390     16.024
Non-Qualified XIII                               10.265     12.649
Non-Qualified XIV                                10.231     12.628
Non-Qualified XV                                 10.793     12.618
Non-Qualified XVII                               22.058     26.366
------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                13.168     14.042
Non-Qualified VIII                               11.798     12.601
Non-Qualified XIII                                8.949      9.586
Non-Qualified XIV                                 8.936      9.544
Non-Qualified XV                                  8.930      9.523
Annuity contracts in payment period
------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                  13.786     19.419
Non-Qualified V (0.75)                           13.984     19.796
Non-Qualified VII                                15.210     21.391
Non-Qualified VIII                               12.879     18.139
Non-Qualified IX                                 13.727     19.287
------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                17.786     19.482
Non-Qualified VIII                               14.783     16.218
------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                  19.735     24.217
Non-Qualified V (0.75)                           20.018     24.687
Non-Qualified VII                                21.872     26.797
Non-Qualified VIII                               17.492     21.463
Non-Qualified IX                                 19.649     24.052
Non-Qualified X                                  19.735     24.217
Non-Qualified XII                                11.460     13.787
Non-Qualified XIII                               10.535     12.966
Non-Qualified XIV                                10.521     12.909
Non-Qualified XV                                 10.514     12.881
Non-Qualified XVII                               23.549     27.241
------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                22.727     27.005
Non-Qualified VIII                               18.925     22.522
------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                12.446     12.143
Non-Qualified VIII                               11.918     11.834
------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                  20.433     45.486
Non-Qualified V (0.75)                           20.726     46.370
Non-Qualified VII                                20.410     45.363

                                                Increase (Decrease)                  Units
                                                    in Value of                   Outstanding    Reserves
                                                    Accumulation                    at End        at End
                                                        Unit                        of Year       of Year
-----------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                                      5.32%                       735,175.3   $ 7,673,717
Non-Qualified XIV                                       5.00%                     1,507,319.6    15,664,494
Non-Qualified XV                                        4.83%                       471,011.6     4,884,128
-----------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                        35.73%                       474,648.7    12,340,278
Non-Qualified V (0.75)                                 36.41%                       874,557.2    23,179,283
Non-Qualified VII                                      35.52%                     4,177,865.8   149,173,411
Non-Qualified VIII                                     35.72%                       831,556.3    19,660,094
Non-Qualified IX                                       35.39%                          23,653       610,766
Non-Qualified X                                        35.73%                          32,858       854,269
Non-Qualified XII                                      29.33%         (2)               4,299        68,894
Non-Qualified XIII                                     23.22%         (8)            84,394.1     1,067,531
Non-Qualified XIV                                      23.43%         (8)             124,948     1,577,908
Non-Qualified XV                                       16.91%         (9)              35,352       446,070
Non-Qualified XVII                                     19.53%         (8)                 152         4,017
-----------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                       6.64%                     2,739,738.4    38,471,925
Non-Qualified VIII                                      6.81%                       688,515.9     8,675,998
Non-Qualified XIII                                      7.12%                       590,620.8     5,661,907
Non-Qualified XIV                                       6.80%                       712,099.4     6,796,569
Non-Qualified XV                                        6.64%                       244,926.9     2,332,548
Annuity contracts in payment period                                                                 755,677
-----------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                        40.86%                        37,274.5       723,834
Non-Qualified V (0.75)                                 41.56%                       182,516.9     3,613,179
Non-Qualified VII                                      40.64%                       685,323.4    14,659,617
Non-Qualified VIII                                     40.84%                        58,815.1     1,066,865
Non-Qualified IX                                       40.50%                         1,319.3        25,445
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                       9.54%                       951,972.5    18,546,594
Non-Qualified VIII                                      9.71%                       183,310.4     2,972,868
-----------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                        22.71%                       449,134.2    10,876,529
Non-Qualified V (0.75)                                 23.32%                       732,242.8    18,077,121
Non-Qualified VII                                      22.52%                     5,373,380.6   143,990,372
Non-Qualified VIII                                     22.70%                       787,797.1    16,908,448
Non-Qualified IX                                       22.41%                        20,988.0       504,802
Non-Qualified X                                        22.71%                        13,750.2       332,984
Non-Qualified XII                                      20.31%         (2)             5,460.5        75,287
Non-Qualified XIII                                     23.08%                     1,126,346.9    14,604,330
Non-Qualified XIV                                      22.70%                     1,682,679.9    21,722,393
Non-Qualified XV                                       22.51%                       604,941.5     7,792,281
Non-Qualified XVII                                     15.68%         (8)             4,165.7       113,477
-----------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                      18.82%                     5,394,050.7   145,664,290
Non-Qualified VIII                                     19.01%                     1,101,288.9    24,803,345
-----------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                      (2.43%)                      339,030.3     4,116,714
Non-Qualified VIII                                     (0.70%)        (2)                 282         3,336
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                       122.61%                       828,592.3    37,689,170
Non-Qualified V (0.75)                                123.73%                     1,056,343.2    48,982,313
Non-Qualified VII                                     122.26%                     2,409,624.0   109,306,960

Variable Annuity Account B

                                                Value
                                               Per Unit          Increase (Decrease)                 Units
                                               --------              in Value of                  Outstanding     Reserves
                                          Beginning   End of         Accumulation                   at End         at End
                                           of Year     Year             Unit                         of Year       of Year
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Non-Qualified VIII                         $14.162   $31.525           122.60%                      532,220.6   $ 16,778,169
Non-Qualified IX                            20.345    45.177           122.05%                       29,489.6      1,332,245
Non-Qualified X                             20.433    45.486           122.61%                       34,550.4      1,571,554
Non-Qualified XII                           12.588    26.089           107.25%        (2)            11,071.3        288,842
Non-Qualified XIII                          11.042    24.654           123.27%                    1,018,786.6     25,116,929
Non-Qualified XIV                           11.027    24.546           122.60%                      994,779.9     24,418,006
Non-Qualified XV                            11.020    24.492           122.25%                      368,329.7      9,021,250
Non-Qualified XVII                          32.641    53.698            64.51%        (8)             2,971.5        159,562
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                             19.880    24.886            25.18%                      527,201.1     13,120,149
Non-Qualified V (0.75)                      20.165    25.370            25.81%                      545,606.2     13,842,073
Non-Qualified VII                           22.101    27.623            24.99%                    2,773,991.6     76,624,788
Non-Qualified VIII                          17.569    21.992            25.18%                      807,835.2     17,766,013
Non-Qualified IX                            19.794    24.717            24.87%                        6,162.6        152,321
Non-Qualified X                             19.880    24.886            25.18%                       12,100.9        301,148
Non-Qualified XII                           12.137    14.479            19.30%        (2)               435.6          6,307
Non-Qualified XIII                          10.945    13.742            25.56%                    1,721,021.8     23,649,433
Non-Qualified XIV                           10.930    13.681            25.17%                    2,130,089.6     29,142,690
Non-Qualified XV                            10.923    13.651            24.97%                      778,170.3     10,623,120
Non-Qualified XVII                          21.430    24.954            16.44%        (8)             3,842.0         95,873
----------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             15.509    15.562             0.34%                       73,596.4      1,145,287
Non-Qualified V (0.75)                      15.731    15.864             0.85%                      190,660.1      3,024,702
Non-Qualified VII                           15.405    15.433             0.18%                      783,971.0     12,099,259
Non-Qualified VIII                          12.873    12.916             0.33%                      249,484.1      3,222,452
Non-Qualified IX                            15.442    15.456             0.09%                        2,079.7         32,143
Non-Qualified X                             15.509    15.562             0.34%                        3,109.8         48,393
Non-Qualified XII                           10.355    10.404             0.47%        (2)               977.9         10,175
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                             20.651    29.366            42.20%                      432,037.4     12,687,006
Non-Qualified V (0.75)                      20.948    29.936            42.91%                      668,408.8     20,009,591
Non-Qualified VII                           24.532    34.828            41.97%                    2,701,099.3     94,073,291
Non-Qualified VIII                          17.461    24.827            42.19%                      521,852.0     12,956,249
Non-Qualified IX                            20.562    29.166            41.84%                       11,840.3        345,332
Non-Qualified X                             20.651    29.366            42.20%                       29,283.9        859,939
Non-Qualified XII                           12.040    16.313            35.49%        (2)             4,195.4         68,441
Non-Qualified XIII                          10.938    15.599            42.61%                    1,611,326.8     25,135,000
Non-Qualified XIV                           10.923    15.531            42.19%                    2,407,009.9     37,382,714
Non-Qualified XV                            10.915    15.497            41.98%                      647,595.6     10,035,592
Non-Qualified XVII                          25.578    32.068            25.37%        (8)               597.3         19,154
Annuity contracts in payment period                                                                                9,348,397
----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                             21.320    34.626            62.41%                      902,510.1     31,250,007
Non-Qualified V (0.75)                      21.626    35.298            63.22%                    1,601,735.3     56,538,428
Non-Qualified VII                           24.039    38.979            62.15%                    7,044,821.4    274,600,411
Non-Qualified VIII                          17.358    28.189            62.40%                    1,226,255.8     34,566,580
Non-Qualified IX                            21.228    34.390            62.00%                       31,114.7      1,070,046
Non-Qualified X                             21.320    34.626            62.41%                       44,861.0      1,553,341
Non-Qualified XII                           10.532    16.613            57.74%        (2)            17,701.2        294,069
Non-Qualified XIII                           9.576    15.599            62.90%                    1,828,182.5     28,517,271
Non-Qualified XIV                            9.563    15.531            62.41%                    2,118,679.7     32,904,339
Non-Qualified XV                             9.557    15.497            62.15%                      583,969.4      9,049,494
Non-Qualified XVII                          26.861    38.687            44.03%        (8)              1,791          69,295
Annuity contracts in payment period                                                                               11,305,698
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit          Increase (Decrease)                 Units
                                                 --------              in Value of                Outstanding    Reserves
                                         Beginning   End of           Accumulation                    at End      at End
                                           of Year    Year                Unit                       of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Non-Qualified VII                         $ 6.090    $13.640           123.97%                      188,713.2   $ 2,574,027
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                            11.030     12.428            12.67%                       57,915.6       719,794
Non-Qualified V (0.75)                     11.189     12.670            13.24%                       65,369.7       828,244
Non-Qualified VII                          10.932     12.298            12.50%                      129,841.3     1,596,776
Non-Qualified IX                           10.982     12.344            12.40%                          191.3         2,361
Non-Qualified X                            11.030     12.428            12.67%                        1,753.1        21,788
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series:
Non-Qualified VII                          10.860     10.440            (3.87%)                     138,331.0     1,444,158
Non-Qualified VIII                         10.904     10.498            (3.72%)                      18,979.9       199,256
---------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Non-Qualified VII                          14.432     14.669             1.64%                    2,056,862.5    30,172,256
Non-Qualified VIII                         14.491     14.751             1.79%                      483,032.7     7,125,264
Non-Qualified XIII                         10.171     10.385             2.10%                      321,447.1     3,338,204
Non-Qualified XIV                          10.157     10.339             1.79%                      675,245.9     6,981,698
Non-Qualified XV                           10.150     10.317             1.65%                      307,462.6     3,172,022
---------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
Growth & Income Portfolio:
Non-Qualified XIII                          9.816     10.960            11.65%        (4)            10,140.8       111,141
Non-Qualified XIV                          10.189     10.937             7.34%        (4)            60,270.6       659,166
Non-Qualified XV                           10.056     10.925             8.64%        (4)             3,629.1        39,649
---------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:
Non-Qualified XIV                          11.067     11.828             6.88%        (6)            14,182.0       167,748
Non-Qualified XV                            9.764     11.816            21.02%        (9)               404.1         4,774
---------------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:
Non-Qualified XIII                          9.451     10.651            12.70%        (4)           101,507.5     1,081,178
Non-Qualified XIV                           9.852     10.629             7.89%        (4)           541,486.6     5,755,371
Non-Qualified XV                            9.567     10.618            10.99%        (5)            49,695.2       527,646
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA:
Non-Qualified VII                          13.520     24.477            81.04%                      734,833.6    17,986,178
Non-Qualified VIII                         13.556     24.578            81.31%                      251,982.6     6,193,324
Non-Qualified XIII                          9.362     17.027            81.87%                      102,851.7     1,751,223
Non-Qualified XIV                           9.350     16.952            81.30%                      139,614.8     2,366,791
Non-Qualified XV                            9.343     16.915            81.04%                       58,764.5       994,008
Annuity contracts in payment period                                                                               1,639,824
---------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA:
Non-Qualified V                            10.018     15.681            56.53%                       12,402.0       194,472
Non-Qualified V (0.75)                     10.053     15.814            57.31%                       38,363.3       606,665
Non-Qualified VII                          12.982     20.287            56.27%                      346,236.2     7,024,157
Non-Qualified VIII                         13.016     20.372            56.52%                       82,152.5     1,673,576
Non-Qualified IX                           10.001     15.615            56.13%                          952.8        14,878
---------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA:
Non-Qualified VII                          13.199     15.839            20.00%                    1,942,405.4    30,766,659
Non-Qualified VIII                         13.234     15.905            20.18%                      685,331.0    10,900,475
Non-Qualified XIII                          9.080     10.946            20.55%                      341,457.9     3,737,521
Non-Qualified XIV                           9.067     10.898            20.19%                      737,210.2     8,034,042
Non-Qualified XV                            9.061     10.874            20.01%                      255,252.7     2,775,606
Annuity contracts in payment period                                                                                 151,990
---------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA:
Non-Qualified V                             9.895     10.048             1.55%                        5,339.8        53,654
Non-Qualified V (0.75)                      9.929     10.133             2.05%                        3,553.3        36,007

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                             Beginning   End of
                                              of Year     Year
----------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                             $ 10.921   $11.072
Non-Qualified VIII                              10.950    11.118
Non-Qualified IX                                 9.878    10.006
Non-Qualified XIII                               9.823    10.005
Non-Qualified XIV                                9.810     9.961
Non-Qualified XV                                 9.803     9.939
Annuity contracts in payment period
----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                 19.489    29.040
Non-Qualified V (0.75)                          19.769    29.605
Non-Qualified VII                               18.803    27.973
Non-Qualified VIII                              12.761    19.012
Non-Qualified IX                                19.405    28.843
Non-Qualified X                                 19.489    29.040
Non-Qualified XII                               10.087    16.210
Non-Qualified XIII                              10.371    15.499
Non-Qualified XIV                               10.357    15.431
Non-Qualified XV                                10.350    15.397
Non-Qualified XVII                              21.207    28.739
Annuity contracts in payment period
----------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                 15.481    18.963
Non-Qualified V (0.75)                          15.703    19.332
Non-Qualified VI                                13.080    16.032
Non-Qualified VII                               15.331    18.750
Non-Qualified VIII                              10.532    12.901
Non-Qualified IX                                15.414    18.834
Non-Qualified X                                 15.481    18.963
Non-Qualified XIII                              10.113    12.424
Non-Qualified XIV                               10.099    12.370
Non-Qualified XV                                10.092    12.343
----------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                 26.713    39.254
Non-Qualified V (0.75)                          27.097    40.017
Non-Qualified VII                               12.686    18.612
Non-Qualified VIII                              12.708    18.672
Non-Qualified IX                                26.598    38.987
Non-Qualified X                                 26.713    39.254
Non-Qualified XII                               10.883    15.732
Non-Qualified XIII                              10.193    15.023
Non-Qualified XIV                               10.180    14.957
Non-Qualified XV                                10.173    14.924
Non-Qualified XVII                              33.592    43.155
Annuity contracts in payment period
----------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                 21.057    32.942
Non-Qualified V (0.75)                          21.359    33.582
Non-Qualified VII                               11.640    18.181
Non-Qualified VIII                              11.659    18.238
Non-Qualified IX                                20.966    32.718
Non-Qualified X                                 21.057    32.942
Non-Qualified XII                               10.107    15.541
Non-Qualified XIII                               9.248    14.511

                                              Increase (Decrease)                Units
                                                  in Value of                 Outstanding      Reserves
                                                  Accumulation                  at End          at End
                                                      Unit                      of Year        of Year
---------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                                    1.38%                      831,202.9    $  9,203,371
Non-Qualified VIII                                   1.53%                      307,277.8       3,416,465
Non-Qualified IX                                     1.30%                          114.2           1,143
Non-Qualified XIII                                   1.85%                      247,094.9       2,472,154
Non-Qualified XIV                                    1.54%                      321,796.7       3,205,447
Non-Qualified XV                                     1.39%                      118,823.90      1,181,015
Annuity contracts in payment period                                                               228,810
---------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                     49.01%                      485,026.4      14,085,159
Non-Qualified V (0.75)                              49.75%                      457,664.5      13,548,971
Non-Qualified VII                                   48.77%                    4,571,239.7     127,872,111
Non-Qualified VIII                                  48.99%                      554,655.3      10,545,302
Non-Qualified IX                                    48.64%                       11,546.9         333,043
Non-Qualified X                                     49.01%                       12,141.7         352,595
Non-Qualified XII                                   60.70%         (2)           12,647.9         205,025
Non-Qualified XIII                                  49.45%                      360,243.8       5,583,250
Non-Qualified XIV                                   48.99%                      421,058.9       6,497,276
Non-Qualified XV                                    48.76%                      173,670.9       2,673,998
Non-Qualified XVII                                  35.52%         (8)              546.7          15,710
Annuity contracts in payment period                                                             1,531,267
---------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                     22.49%                      408,869.5       7,753,575
Non-Qualified V (0.75)                              23.11%                      331,760.0       6,413,686
Non-Qualified VI                                    22.57%                        9,318.3         149,388
Non-Qualified VII                                   22.30%                    3,631,867.0      68,096,121
Non-Qualified VIII                                  22.49%                      576,382.1       7,435,639
Non-Qualified IX                                    22.19%                       18,743.4         353,021
Non-Qualified X                                     22.49%                      135,419.7       2,568,024
Non-Qualified XIII                                  22.85%                      208,889.0       2,595,276
Non-Qualified XIV                                   22.49%                      434,220.7       5,371,244
Non-Qualified XV                                    22.30%                      145,910.2       1,800,924
---------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                     46.95%                      278,561.6      10,934,611
Non-Qualified V (0.75)                              47.68%                      202,966.2       8,122,064
Non-Qualified VII                                   46.71%                      975,016.1      18,147,137
Non-Qualified VIII                                  46.93%                      289,619.5       5,407,687
Non-Qualified IX                                    46.58%                        3,143.4         122,552
Non-Qualified X                                     46.95%                        9,451.0         370,986
Non-Qualified XII                                   44.56%         (2)              188.4           2,964
Non-Qualified XIII                                  47.39%                      207,410.2       3,115,879
Non-Qualified XIV                                   46.93%                      361,089.0       5,400,856
Non-Qualified XV                                    46.70%                       99,417.2       1,483,731
Non-Qualified XVII                                  28.47%         (8)            1,516.2          65,431
Annuity contracts in payment period                                                             1,763,893
---------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                     56.44%                      316,726.40     10,433,693
Non-Qualified V (0.75)                              57.23%                      331,361.7      11,127,920
Non-Qualified VII                                   56.19%                      183,802.0       3,341,658
Non-Qualified VIII                                  56.43%                       80,485.4       1,467,904
Non-Qualified IX                                    56.05%                        5,869.2         192,030
Non-Qualified X                                     56.44%                        4,496.1         148,113
Non-Qualified XII                                   53.76%         (2)              229.6           3,568
Non-Qualified XIII                                  56.91%                      292,269.5       4,241,163

Variable Annuity Account B

                                                                Value
                                                               Per Unit
                                                               --------
                                                         Beginning   End of
                                                          of Year     Year
----------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                         $ 9.236    $14.448
Non-Qualified XV                                            9.229     14.416
Annuity contracts in payment period
----------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                            18.146     21.922
Non-Qualified V (0.75)                                     18.407     22.348
Non-Qualified VII                                          23.078     27.835
Non-Qualified VIII                                         16.682     20.151
Non-Qualified IX                                           18.068     21.773
Non-Qualified X                                            18.146     21.922
Non-Qualified XII                                          10.925     13.248
Non-Qualified XVII                                         21.843     25.309
Annuity contracts in payment period
----------------------------------------------------------------------------
Total
============================================================================

                                                          Increase (Decrease)                  Units
                                                              in Value of                   Outstanding      Reserves
                                                              Accumulation                    at End          at End
                                                                  Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                               56.43%                         180,821.9  $    2,612,466
Non-Qualified XV                                                56.20%                         122,088.7       1,760,035
Annuity contracts in payment period                                                                              123,723
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                                 20.81%                           177,799       3,897,694
Non-Qualified V (0.75)                                          21.41%                           314,992       7,039,487
Non-Qualified VII                                               20.61%                       3,902,488.8     108,627,153
Non-Qualified VIII                                              20.79%                         304,101.7       6,127,882
Non-Qualified IX                                                20.51%                          10,243.8         223,037
Non-Qualified X                                                 20.81%                           4,490.9          98,450
Non-Qualified XII                                               21.26%           (2)             1,255.7          16,635
Non-Qualified XVII                                              15.87%           (8)             1,557.1          39,409
Annuity contracts in payment period                                                                              723,814
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $6,173,851,032
========================================================================================================================

   Non-Qualified 1964   Individual contracts issued from December 1, 1964 to March 14, 1967.
   Non-Qualified V      Certain AetnaPlus contracts issued in connection with Deferred Compensation Plans issued since August
                        28, 1992, and certain individual non-qualified contracts.
   Non-Qualified VI     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).
   Non-Qualified VII    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual
                        Retirement Annuity contracts issued since May 4, 1994.
   Non-Qualified VIII   Certain individual Retirement Annuity contracts issued since May 1, 1998.
   Non-Qualified IX     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.
   Non-Qualified X      Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred
                        Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XI     Certain contracts, previously valued under Non-Qualified VI, containing contractual limits limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XIII   Certain individual Retirement Annuity contracts issued since October 1, 1998.
   Non-Qualified XIV    Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XV     Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XVII   Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

Notes to Condensed Financial Information:

 (1) -- Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) -- Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (3) -- Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (4) -- Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (5) -- Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (6) -- Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (7) -- Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (8) -- Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

 (9) -- Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(10) -- Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(11) -- Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.

See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

    Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    a. Valuation of Investments
    Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                           Fidelity Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.                   o Equity-Income Portfolio
     Aetna Bond VP                             o Growth Portfolio
     Aetna Crossroads VP                       o High Income Portfolio
     Aetna Get Fund, Series C                  o Overseas Portfolio
     Aetna Get Fund, Series D                  Fidelity Variable Insurance Products Fund II:
     Aetna Get Fund, Series E                  o Asset Manager Portfolio
     Aetna Get Fund, Series G                  o Contrafund Portfolio
     Aetna Get Fund, Series H                  o Index 500 Portfolio
     Aetna Growth and Income VP                o Investment Grade Bond Portfolio
     Aetna Growth VP                           Janus Aspen Series:
     Aetna High Yield VP                       o Aggressive Growth Portfolio
     Aetna Index Plus Large Cap VP             o Balanced Portfolio
     Aetna Index Plus Mid Cap VP               o Flexible Income Portfolio
     Aetna Index Plus Small Cap VP             o Growth Portfolio
     Aetna International VP                    o Worldwide Growth Portfolio
     Aetna Legacy VP                           Lexington Emerging Markets Fund, Inc.
     Aetna Money Market VP                     Lexington Natural Resources Trust Fund
     Aetna Real Estate Securities VP           MFS Funds:
     Aetna Small Company VP                    o Global Government Series
     Aetna Value Opportunity VP                o Total Return Series
     AIM V.I. Funds:                           Mitchell Hutchins Series Trust:
     o Capital Appreciation Fund               o Growth & Income Portfolio
     o Growth and Income Fund                  o Small Cap portfolio
     o Growth Fund                             o Tactical Allocation Portfolio
     o Value Fund                              Oppenheimer Funds:
     Alger American Funds:                     o Aggressive Growth Fund/VA
     o Balanced Portfolio                      o Global Securities Fund/VA
     o Income & Growth Portfolio               o Main Street Growth & Income Fund/VA
     o Leveraged AllCap Portfolio              o Strategic Bond Fund/VA
     American Century VP Funds:                 Portfolio Partners, Inc. (PPI):
     o Balanced Fund                           o PPI MFS Emerging Equities Portfolio
     o International Fund                      o PPI MFS Research Growth Portfolio
     Calvert Social Balanced Portfolio         o PPI MFS Value Equity Portfolio
     Federated Insurance Series:               o PPI Scudder International Growth Portfolio
     o American Leaders Fund II                o PPI T. Rowe Price Growth Equity Portfolio
     o Equity Income Fund II
     o Growth Strategies Fund II
     o High Income Bond Fund II
     o International Equity Fund II
     o Prime Money Fund II
     o U.S. Government Securities Fund II
     o Utility Fund II

Variable Annuity Account B

    b. Other
    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

    c. Federal Income Taxes
    The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

    d. Annuity Reserves
    Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  Valuation Period Deductions

    Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  Dividend Income

    On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
    (loss) in the Statement of Operations.

4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $3,435,456,040 and $1,971,718,606.

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations

-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation       Proceeds         Cost of
                                                          Period           from         Investments
                                        Dividends        Deductions        Sales           Sold
-----------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation       $1,340,444        ($270,151)     $9,313,006      $8,698,919
-----------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation       26,401,416       (2,291,480)     33,436,167      27,637,858
-----------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        6,124,925       (1,115,110)     40,901,359      41,151,754
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation        1,502,501         (342,919)      8,948,614       8,113,257
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation        7,848,121         (128,073)     19,750,183      23,962,269
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,957,571          (74,044)      3,666,266       2,463,747
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation        3,756,117       (2,728,466)     32,922,228      32,044,756
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation        2,481,190       (1,968,291)      9,474,528       9,239,165
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation          102,974         (208,523)        522,773         511,829
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0             (535)              0               0
-----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      207,834,884      (12,198,695)    237,901,365     210,303,160
-----------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        3,084,013         (580,261)     51,360,082      42,601,164
-----------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           23,128           (2,983)        278,712         305,621
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        9,509,103       (1,876,028)     67,290,981      54,385,900
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          158,723           (7,101)      5,181,529       5,178,353
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            2,021           (8,247)      1,258,038       1,253,262
-----------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          343,759          (29,531)     12,411,249      11,614,440
-----------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        1,676,882         (417,080)     10,198,632       9,520,795
-----------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        7,203,776       (2,397,398)    588,072,224     585,938,903
-----------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation           98,540          (19,120)      1,488,862       1,583,368
-----------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          299,261         (252,577)      9,437,948       8,942,352
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net               Net
                                            Net                  Gain (Loss)                 Change in    Increase (Decrease)
                                         Realized                -----------                Unrealized       in Net Assets
                                        Gain (Loss)       Beginning          End           Gain (Loss)      Resulting from
                                      on Investments       of Year         of Year       on Investments       Operations
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $614,087         ($204,552)        $483,736         $688,288        $2,372,668
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        5,798,309        13,657,518        6,704,110       (6,953,408)       22,954,837
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         (250,395)         (271,440)      (6,898,223)      (6,626,783)       (1,867,363)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          835,357           455,992          548,689           92,697         2,087,636
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (4,212,086)        3,285,620                0       (3,285,620)          222,342
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,202,519         2,432,614          786,857       (1,645,757)        1,440,289
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          877,472           (64,824)       9,587,836        9,652,660        11,557,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          235,363                 0       23,410,070       23,410,070        24,158,332
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation           10,944                 0        5,934,910        5,934,910         5,840,305
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0                 0            2,439            2,439             1,904
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       27,598,205       (14,386,593)     (68,936,164)     (54,549,571)      168,684,823
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        8,758,918         4,054,739        8,580,844        4,526,105        15,788,775
-------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation          (26,909)          (38,627)         (16,080)          22,547            15,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       12,905,081         9,544,413       23,757,249       14,212,836        34,750,992
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation            3,176            25,068          (42,233)         (67,301)           87,497
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            4,776             8,264           96,292           88,028            86,578
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          796,809            (4,447)         330,445          334,892         1,445,929
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          677,837           230,393          (38,204)        (268,597)        1,669,042
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        2,133,321         1,434,703        1,765,548          330,845         7,270,544
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          (94,506)          (78,505)        (181,523)        (103,018)         (118,104)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          495,596         1,188,423        6,242,096        5,053,673         5,595,953
-------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation      Proceeds       Cost of
                                                           Period         from       Investments
                                         Dividends       Deductions       Sales         Sold
------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation          $797,048       ($226,028)   $7,969,978    $6,860,631
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           199,178         (36,849)    1,961,367     1,742,638
------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation           179,109        (106,709)      716,417       632,280
------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation           631,309         (62,029)      747,792       656,292
------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           629,443        (155,450)    2,307,793     2,034,925
------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Annuity contracts in accumulation           454,912         (85,354)    1,556,530     1,053,499
------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation           914,221        (222,145)    2,270,282     1,259,702
------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,249,119        (271,946)    3,592,783     1,650,828
------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation           683,536         (56,724)    1,675,116     1,632,360
------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation                 0         (80,728)    1,365,915       995,445
------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation           247,325         (26,165)      406,307       370,404
------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation        13,552,341      (1,896,640)   21,302,731    12,295,752
------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation           830,081        (412,745)    4,773,203     3,622,910
------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation                 0        (459,868)    4,243,118     2,328,173
------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation         4,081,257        (651,738)   10,263,690     9,738,521
------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation           503,745        (271,182)    3,123,504     1,926,381
------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation           411,869        (127,832)    9,317,264     9,315,041
------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           733,040        (203,519)    4,193,043     3,940,186
------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         2,100,934        (397,724)    5,009,213     3,572,281
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized               Net                Net
                                             Net                Gain (Loss)             Change in     Increase (Decrease)
                                          Realized              -----------            Unrealized        in Net Assets
                                         Gain (Loss)     Beginning         End         Gain (Loss)      Resulting from
                                       on Investments     of Year        of Year     on Investments       Operations
----------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        $1,109,347      $1,733,031    $2,822,690        $1,089,659       $2,770,026
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           218,729          19,720     2,111,777         2,092,057        2,473,115
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation            84,137          17,765     3,746,947         3,729,182        3,885,719
----------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation            91,500          12,342     2,711,961         2,699,619        3,360,399
----------------------------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           272,868          22,553     4,671,998         4,649,445        5,396,306
----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                        503,031       1,582,996     2,168,767           585,771        1,458,360
----------------------------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation         1,010,580       4,215,812     8,170,558         3,954,746        5,657,402
----------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,941,955       6,533,437    15,044,425         8,510,988       11,430,116
----------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation            42,756         487,853       113,895          (373,958)         295,610
----------------------------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation           370,470         743,148     3,420,828         2,677,680        2,967,422
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation            35,903          14,930         8,210            (6,720)         250,343
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation         9,006,979      37,231,660    23,291,163       (13,940,497)       6,722,183
----------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation         1,150,293       3,973,133     6,982,904         3,009,771        4,577,400
----------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation         1,914,945       5,244,563    22,782,494        17,537,931       18,993,008
----------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation           525,169       2,714,767      (768,082)       (3,482,849)         471,839
----------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation         1,197,123       3,819,534    15,689,012        11,869,478       13,299,164
----------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation             2,223           2,223             0            (2,223)         284,037
----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           252,857       1,013,377       (71,689)       (1,085,066)        (302,688)
----------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         1,436,932       7,053,257     3,900,529        (3,152,728)         (12,586)
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                 Valuation       Proceeds        Cost of
                                                                  Period           from        Investments
                                                 Dividends      Deductions         Sales          Sold
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                $8,367,628     ($2,573,916)    $30,786,251    $23,310,042
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                16,174,596      (2,218,187)     15,856,150     10,078,861
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                 5,027,115        (781,519)     15,051,314     17,531,702
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   639,927        (217,131)     17,051,576     15,470,272
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                 1,521,294        (290,423)      3,958,472      3,549,278
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                 6,677,923      (2,522,798)     42,148,010     26,560,684
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                 2,351,381      (2,155,269)     61,376,663     41,833,912
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                   278,742         (67,977)      1,529,299      1,459,169
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                 4,328,099      (1,464,290)    180,428,933    153,089,375
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                 3,289,917      (1,574,299)      7,838,806      4,594,554
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                 1,403,262        (265,146)      9,325,969      9,178,770
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   990,849      (1,633,385)     22,246,086     14,336,557
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   538,521      (3,924,479)     85,749,085     54,113,435
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     8,564         (22,933)        463,764        730,052
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    20,628         (42,793)      1,388,088      1,704,273
----------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                   103,104         (25,617)      1,099,699      1,092,429
----------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                 2,209,450        (612,684)      5,002,849      3,909,198
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                Net
                                                      Net                 Gain (Loss)              Change in
                                                   Realized               -----------             Unrealized
                                                  Gain (Loss)      Beginning         End          Gain (Loss)
                                                on Investments      of Year        of Year      on Investments
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                  $7,476,209     $22,859,546    $17,824,133      $(5,035,413)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   5,777,289      33,940,400     67,658,735       33,718,335
--------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                  (2,480,388)     (4,425,686)    (2,606,690)       1,818,996
--------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   1,581,304         669,980      4,814,866        4,144,886
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     409,194       1,633,427      1,897,225          263,798
--------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                  15,587,326      35,201,475     56,818,405       21,616,930
--------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                  19,542,751      25,538,020     32,900,456        7,362,436
--------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      70,130         478,048         75,103         (402,945)
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                  27,339,558       8,106,849    100,137,615       92,030,766
--------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                   3,244,252      15,241,071     40,182,173       24,941,102
--------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                     147,199         255,193       (999,230)      (1,254,423)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   7,909,529      12,281,148     56,878,486       44,597,338
--------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                  31,635,650      37,241,442    183,495,928      146,254,486
--------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                    (266,288)     (1,196,659)       579,071        1,775,730
--------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    (316,185)     (1,266,269)      (494,145)         772,124
--------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       7,270         102,292        (52,025)        (154,317)
--------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                   1,093,651       3,834,735      1,850,808       (1,983,927)
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------
Year Ended December 31, 1999                            Net
                                                Increase (Decrease)
                                                   in Net Assets
                                                  Resulting from
                                                    Operations
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                    $8,234,508
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    53,452,033
-----------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                     3,584,204
-----------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                     6,148,986
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     1,903,863
-----------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                    41,359,381
-----------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                    27,101,299
-----------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      (122,050)
-----------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                   122,234,133
-----------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                    29,900,972
-----------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                        30,892
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    51,864,331
-----------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   174,504,178
-----------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     1,495,073
-----------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                       433,774
-----------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       (69,560)
-----------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                       706,490
-----------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                  Valuation          Proceeds          Cost of
                                                                    Period             from          Investments
                                                 Dividends        Deductions          Sales              Sold
------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                        $3           $(2,950)         $134,571          $132,047
------------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                     5,932              (761)            1,608             1,675
------------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                   473,308           (12,484)          259,982           250,453
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                         0          (228,766)       29,784,999        24,129,999
------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                   280,254           (94,735)        6,574,995         4,790,427
------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                   454,029          (588,876)        5,827,992         5,360,308
------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   786,643          (214,526)        4,087,701         4,296,040
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 1,395,386        (1,803,211)       69,154,424        53,471,073
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   179,933        (1,192,525)       22,188,694        17,498,425
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 1,111,624          (447,967)        6,884,756         4,709,438
------------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 1,024,592          (243,925)       75,090,895        65,822,845
------------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 2,862,703        (1,607,370)       19,816,183        14,545,431
------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B               $372,453,223     ($ 59,498,930)   $1,971,718,606    $1,728,629,845
========================================================================================================================

----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                             Net Unrealized                 Net
                                                     Net                  Gain (Loss)                Change in
                                                  Realized                -----------               Unrealized
                                                 Gain (Loss)       Beginning           End          Gain (Loss)
                                               on Investments       of Year          of Year      on Investments
----------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                     $2,524               $0          $74,102          $74,102
----------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        (67)               0            9,469            9,469
----------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                      9,529                0           35,469           35,469
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                  5,655,000        1,243,228        8,288,775        7,045,547
----------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  1,784,568          786,005        2,312,761        1,526,756
----------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                    467,684         (435,824)       7,488,511        7,924,335
----------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   (208,339)          47,663          (12,690)         (60,353)
----------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 15,683,351       19,423,983       64,359,069       44,935,086
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  4,690,269       11,016,482       26,374,011       15,357,529
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  2,175,318        3,770,053       17,014,014       13,243,961
----------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  9,268,050          863,502        3,641,431        2,777,929
----------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,270,752       24,891,619       40,800,081       15,908,462
----------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                $243,088,761     $349,806,583     $860,262,998     $510,456,415
======================================================================================================================

----------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)
                                                  in Net Assets
                                                 Resulting from
                                                   Operations
----------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                       $73,679
----------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        14,573
----------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                       505,822
----------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                    12,471,781
----------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                     3,496,843
----------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                     8,257,172
----------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                       303,425
----------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                    60,210,612
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    19,035,206
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                    16,082,936
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                    12,826,646
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                    22,434,547
----------------------------------------------------------------------
Total Variable Annuity Account B                 $1,066,499,469
======================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets

----------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                   Net
                                                              Net           Change in
                                             Net           Realized        Unrealized
                                          Investment      Gain (Loss)      Gain (Loss)
                                            Income      on Investments   on Investments
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation         $1,070,293        $614,087          $688,288
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation         24,109,936       5,798,309        (6,953,408)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          5,009,815        (250,395)       (6,626,783)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation          1,159,582         835,357            92,697
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation          7,720,048      (4,212,086)       (3,285,620)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation          1,883,527       1,202,519        (1,645,757)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation          1,027,651         877,472         9,652,660
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation            512,899         235,363        23,410,070
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           (105,549)         10,944         5,934,910
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation               (535)              0             2,439
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        195,636,189      27,598,205       (54,549,571)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          2,503,752       8,758,918         4,526,105
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation             20,145         (26,909)           22,547
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          7,633,075      12,905,081        14,212,836
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation            151,622           3,176           (67,301)
----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             (6,226)          4,776            88,028
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation            314,228         796,809           334,892
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation          1,259,802         677,837          (268,597)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)           Net Assets
                                           in Net Assets              ----------
                                             from Unit         Beginning         End
                                           Transactions         of Year        of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           ($7,289,731)     $24,898,190    $19,981,127
-----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation           (10,869,045)     176,154,146    180,920,898
 Annuity contracts in payment period                           18,758,905     26,077,945
-----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation            10,606,260       85,100,187     93,390,139
 Annuity contracts in payment period                            5,213,758      5,662,703
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            (6,748,440)      28,289,880     23,405,948
 Annuity contracts in payment period                            1,317,322      1,540,450
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (19,622,110)      19,399,768              0
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (3,591,840)       9,276,019      7,124,468
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            75,168,020       89,907,126    176,632,929
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           357,540,044                0    381,698,376
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           206,014,754                0    211,855,059
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,725,051                0      1,726,955
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (106,172,195)     955,586,320    980,638,280
 Annuity contracts in payment period                          155,197,661    192,658,329
-----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            25,546,818       28,467,187     66,260,594
 Annuity contracts in payment period                            1,199,857      4,742,043
-----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation                  (487)         230,386        245,682
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           117,244,893       85,248,495    198,210,089
 Annuity contracts in payment period                            1,829,647     40,863,938
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation               403,520          375,745        866,762
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (145,065)         969,800        911,313
-----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             1,562,914        1,528,847      4,434,269
 Annuity contracts in payment period                                2,086        105,507
-----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            (7,254,086)      32,331,905     26,597,646
 Annuity contracts in payment period                            2,822,843      2,972,058
-----------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

---------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                  Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                         Investment      Gain (Loss)      Gain (Loss)
                                           Income      on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $4,806,378      $2,133,321           $330,845
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           79,420         (94,506)          (103,018)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           46,684         495,596          5,053,673
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          571,020       1,109,347          1,089,659
---------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation          162,329         218,729          2,092,057
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           72,400          84,137          3,729,182
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          569,280          91,500          2,699,619
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          473,993         272,868          4,649,445
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          369,558         503,031            585,771
---------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation          692,076       1,010,580          3,954,746
---------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          977,173       1,941,955          8,510,988
---------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation          626,812          42,756           (373,958)
---------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          (80,728)        370,470          2,677,680
---------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          221,160          35,903             (6,720)
---------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation       11,655,701       9,006,979        (13,940,497)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation          417,336       1,150,293          3,009,771
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation         (459,868)      1,914,945         17,537,931
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
-------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $58,499,955     $149,772,871    $214,710,443
 Annuity contracts in payment period                              229,509       1,062,436
-------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation             1,076,287          965,259       1,925,817
 Annuity contracts in payment period                               16,278          13,903
-------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation             1,501,029       18,295,242      25,125,952
 Annuity contracts in payment period                              197,498         463,770
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation            (4,540,412)      18,689,212      16,918,826
-------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             7,199,232          298,792       9,923,942
 Annuity contracts in payment period                                    0          47,197
-------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            19,382,908          221,558      22,700,889
 Annuity contracts in payment period                                    0         789,296
-------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            15,273,804          296,860      18,608,980
 Annuity contracts in payment period                                    0         322,083
-------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation            35,726,392          703,970      40,884,392
 Annuity contracts in payment period                                    0         942,276
-------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation            (1,430,177)       6,185,618       6,213,801
-------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation            (2,033,469)      15,463,737      19,087,670
-------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            (3,289,670)      16,971,895      25,112,341
-------------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation            (1,575,541)       4,732,298       3,452,367
-------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation            (1,259,618)       5,791,227       7,499,031
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               380,705        1,958,082       2,589,130
-------------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation           (16,005,273)     134,398,144     125,105,874
 Annuity contracts in payment period                               51,858          61,038
-------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (2,848,736)      28,656,460      30,384,515
 Annuity contracts in payment period                                7,576           8,185
-------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               234,105       27,450,515      46,677,628
-------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                            Net
                                                                       Net           Change in
                                                      Net           Realized        Unrealized
                                                   Investment      Gain (Loss)      Gain (Loss)
                                                     Income      on Investments   on Investments
-------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                  $3,429,519        $525,169      $(3,482,849)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                     232,563       1,197,123       11,869,478
-------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                     284,037           2,223           (2,223)
-------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                     529,521         252,857       (1,085,066)
-------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                   1,703,210       1,436,932       (3,152,728)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                   5,793,712       7,476,209       (5,035,413)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                  13,956,409       5,777,289       33,718,335
-------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                   4,245,596      (2,480,388)       1,818,996
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                     422,796       1,581,304        4,144,886
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                   1,230,871         409,194          263,798
-------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                   4,155,125      15,587,326       21,616,930
-------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     196,112      19,542,751        7,362,436
-------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                     210,765          70,130         (402,945)
-------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                   2,863,809      27,339,558       92,030,766
-------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                   1,715,618       3,244,252       24,941,102
-------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                   1,138,116         147,199       (1,254,423)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    (642,536)      7,909,529       44,597,338
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (3,385,958)     31,635,650      146,254,486
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                     (14,369)       (266,288)       1,775,730
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                             Net
                                                 Increase (Decrease)           Net Assets
                                                    in Net Assets              ----------
                                                      from Unit         Beginning         End
                                                    Transactions         of Year        of Year
--------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                   $(8,553,264)      $49,887,731    $41,788,490
 Annuity contracts in payment period                                             0         17,816
--------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                    (1,894,959)       17,521,464     28,925,669
--------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                       306,114         8,067,320      8,657,471
--------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                    (2,937,725)       16,054,824     12,814,411
--------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                    (3,766,513)       30,329,937     26,498,835
 Annuity contracts in payment period                                         7,667         59,670
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                     7,411,679       176,108,721    191,754,908
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    17,013,720       138,516,768    208,982,521
--------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                     9,278,961        49,328,098     61,938,947
 Annuity contracts in payment period                                       503,361        755,677
--------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                    (3,946,889)       17,886,843     20,088,940
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                      (799,139)       20,414,738     21,519,462
--------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                    30,664,230       162,974,413    234,998,024
--------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     1,630,498       141,735,838    170,467,635
--------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                    (1,453,541)        5,695,641      4,120,050
--------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                    95,062,093        57,368,774    274,665,000
--------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                    83,194,454        72,228,489    185,323,915
--------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                    (1,081,920)       20,633,439     19,582,411
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                   101,412,913        68,058,273    213,572,309
 Annuity contracts in payment period                                     1,585,189      9,348,397
--------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                    59,587,939       243,902,115    470,413,281
 Annuity contracts in payment period                                     3,724,747     11,305,698
--------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                      (430,469)        1,509,423      2,574,027
--------------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                 $(22,165)       $(316,185)        $772,124
-----------------------------------------------------------------------------------------------
 MFS Funds:
  Global Government Series: (1)
 Annuity contracts in accumulation                   77,487            7,270         (154,317)
-----------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                1,596,766        1,093,651       (1,983,927)
-----------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                   (2,947)           2,524           74,102
-----------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                    5,171              (67)           9,469
-----------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                  460,824            9,529           35,469
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                 (228,766)       5,655,000        7,045,547
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                  185,519        1,784,568        1,526,756
-----------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                 (134,847)         467,684        7,924,335
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  572,117         (208,339)         (60,353)
 Annuity contracts in payment period                      0                0                0
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (407,825)      15,683,351       44,935,086
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,012,592)       4,690,269       15,357,529
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  663,657        2,175,318       13,243,961
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  780,667        9,268,050        2,777,929
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                1,255,333        5,270,752       15,908,462
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $312,954,293     $243,088,761     $510,456,415
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  $(1,219,704)        $3,954,893        $3,168,963
------------------------------------------------------------------------------------------------------
  MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                     (301,164)         2,014,138         1,643,414
------------------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                   11,945,226         38,137,728        50,789,444
------------------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                      736,277                  0           809,956
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                      157,949                  0           172,522
------------------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                    6,858,373                  0         7,364,195
------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                    6,541,844         11,917,723        29,291,524
 Annuity contracts in payment period                                             0         1,639,824
------------------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   (1,636,196)         7,653,101         9,513,748
------------------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                   12,915,912         35,193,209        56,214,303
 Annuity contracts in payment period                                             0           151,990
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    6,368,812         12,897,019        19,569,256
 Annuity contracts in payment period                     27,229            201,581           228,810
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (9,039,734)       131,150,274       181,712,440
 Annuity contracts in payment period                                       922,555         1,531,267
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (5,108,995)        88,610,687       102,536,898
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   10,888,326         27,062,849        53,173,898
 Annuity contracts in payment period                                       903,680         1,763,893
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    5,029,371         17,577,310        35,328,550
 Annuity contracts in payment period                                        18,946           123,723
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (14,489,363)       118,791,854       126,069,747
 Annuity contracts in payment period                                        56,523           723,814
------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account B                $1,150,783,141     $3,956,568,422    $6,173,851,032
======================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                    Net
                                                               Net           Change in
                                              Net           Realized        Unrealized
                                           Investment      Gain (Loss)      Gain (Loss)
                                             Income      on Investments   on Investments
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $878,477        $871,974      ($1,238,982)
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation          28,982,565       4,413,800       (7,474,240)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           4,385,261       2,012,976       (1,053,158)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             792,688         438,508         (248,169)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           4,701,182       1,466,703       (2,909,123)
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             974,026       1,329,280          288,064
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             284,442              60          (64,824)
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         183,021,214      29,084,074      (82,062,430)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation            (127,836)       (347,867)       4,999,810
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              21,541              42          (38,627)
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation           3,193,925       3,120,964        8,202,029
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              17,150          (7,168)          25,068
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              36,190         (33,035)           8,264
-----------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              72,618         (50,060)          (4,447)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation           1,112,714         509,928         (325,629)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation           4,609,417         958,394            4,835
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              45,121         (25,500)         (78,505)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             (18,206)     (1,755,032)       1,488,099
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)           Net Assets
                                            in Net Assets              ----------
                                              from Unit         Beginning         End
                                            Transactions         of Year        of Year
------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation             $3,942,985      $20,443,736    $24,898,190
------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation              6,148,805      150,761,384    176,154,146
 Annuity contracts in payment period                            12,080,737     18,758,905
------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             12,050,394       69,236,488     85,100,187
 Annuity contracts in payment period                             3,681,984      5,213,758
------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation              8,303,550       20,250,904     28,289,880
 Annuity contracts in payment period                                69,721      1,317,322
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation             (4,718,918)      20,859,924     19,399,768
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             (4,244,458)      10,929,107      9,276,019
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             89,687,448                0     89,907,126
------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            (42,142,027)     892,006,381    955,586,320
 Annuity contracts in payment period                           130,876,769    155,197,661
------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             21,924,027        3,210,344     28,467,187
 Annuity contracts in payment period                                 8,566      1,199,857
------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation                247,430                0        230,386
------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             44,321,436       28,074,705     85,248,495
 Annuity contracts in payment period                               165,083      1,829,647
------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation                340,695                0        375,745
------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation                958,381                0        969,800
------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              1,512,822                0      1,528,847
 Annuity contracts in payment period                                     0          2,086
------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             13,863,127       18,710,015     32,331,905
 Annuity contracts in payment period                             1,284,593      2,822,843
------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             19,490,597      124,939,137    149,772,871
 Annuity contracts in payment period                                     0        229,509
------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,040,421                0        965,259
 Annuity contracts in payment period                                     0         16,278
------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             12,670,750        6,059,783     18,295,242
 Annuity contracts in payment period                                47,346        197,498
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

--------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $32,768        $(95,362)      $2,278,113
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation            4,604           2,342           19,720
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            2,446           3,734           17,765
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            9,531           3,714           12,342
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation           24,489           5,144           22,553
--------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          404,757         212,710          891,394
--------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation        1,261,633       1,121,965        1,506,757
--------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          428,467       1,178,197        4,993,194
--------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation          528,065          61,039           25,474
--------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          304,847         243,131          381,327
--------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          127,415         119,256          (44,356)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        6,762,670       4,643,346        3,051,873
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation        9,878,072       5,383,950       19,355,887
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation        4,018,324        (478,695)      (7,148,373)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          820,880         787,883          209,050
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,361,761         264,591          495,725
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        4,885,888      11,863,324       16,999,643
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation        1,707,451       8,567,398       14,655,179
--------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation          254,649          90,675           90,888
--------------------------------------------------------------------------------------

Year Ended December 31, 1998                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $12,561,099         $3,912,594    $18,689,212
------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation              272,126                  0        298,792
------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation              197,613                  0        221,558
------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation              271,273                  0        296,860
------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation              651,784                  0        703,970
------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation             (979,394)         5,656,151      6,185,618
------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation           (2,575,078)        14,148,460     15,463,737
------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation           (3,907,972)        14,280,009     16,971,895
------------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation             (525,510)         4,643,230      4,732,298
------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation             (991,033)         5,852,955      5,791,227
------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation              784,430            971,337      1,958,082
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           22,941,092        138,709,740    176,108,721
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           23,497,310         80,401,549    138,516,768
------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation           18,153,824         35,217,837     49,328,098
 Annuity contracts in payment period                                68,542        503,361
------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation            3,064,387         13,004,643     17,886,843
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            6,549,586         11,743,075     20,414,738
------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation           21,398,116        107,827,442    162,974,413
------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation           39,819,038         76,986,772    141,735,838
------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation           (1,318,753)         6,578,182      5,695,641
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                     Net
                                                                Net           Change in
                                                Net          Realized        Unrealized
                                            Investment      Gain (Loss)      Gain (Loss)
                                              Income      on Investments   on Investments
------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation          $6,205,550      $4,799,578        $7,120,071
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (222,529)        434,027         3,061,727
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation           1,093,875         720,386         1,686,112
------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation             834,077         852,846        (1,048,315)
------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation            (216,708)        474,001         2,881,033
------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation             263,248               0             2,223
------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation              31,718         275,671           500,178
------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation           1,351,222         735,614         1,252,242
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (548,576)     11,062,640         3,512,332
------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           1,620,017       1,490,655        11,778,213
------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             842,156         316,618          (112,372)
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           2,610,124       7,033,011         6,516,940
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation           5,363,231      21,545,989        19,031,176
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation             133,353        (350,599)         (487,111)
------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             278,095           3,027        (1,444,141)
------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation             372,500         613,337         1,859,586
------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation              (5,538)         (1,135)          108,229
------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation              39,364        (225,494)        1,109,442
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
----------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation               $(524,859)     $116,800,911    $134,398,144
 Annuity contracts in payment period                                  48,751          51,858
----------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation               5,452,240        19,938,571      28,656,460
 Annuity contracts in payment period                                       0           7,576
----------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               1,241,036        22,709,106      27,450,515
----------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation              (3,963,730)       53,212,853      49,887,731
----------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                 437,110        13,946,028      17,521,464
----------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                 271,362         7,530,487       8,067,320
----------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation               2,050,473        13,196,784      16,054,824
----------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                 695,668        26,302,858      30,329,937
 Annuity contracts in payment period                                       0           7,667
----------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               4,958,453        38,383,925      57,368,774
----------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation              26,193,826        31,145,778      72,228,489
----------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               9,052,449        10,534,588      20,633,439
----------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation              12,764,560        40,072,928      68,058,273
 Annuity contracts in payment period                                 645,899       1,585,189
----------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation              39,032,925       160,658,096     243,902,115
 Annuity contracts in payment period                               1,995,445       3,724,747
----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                (619,636)        2,833,416       1,509,423
----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (1,812,452)        6,930,364       3,954,893
----------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation              16,318,427        18,973,878      38,137,728
----------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation                 588,287         1,324,295       2,014,138
----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation               7,306,211         3,688,200      11,917,723
----------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                 $317,658        $(373,983)       $786,851
-----------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  697,969          126,292        (901,751)
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   37,162          (25,262)         68,836
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation               (1,172,488)       8,905,074      20,177,815
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,002,802)       3,344,659      12,179,408
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                 (241,843)       1,430,022       3,549,391
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (138,109)       2,709,959         668,075
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (835,041)       1,547,217      23,093,697
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $283,508,891     $143,410,533     $94,282,077
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                  $4,241,638          $2,680,937        $7,653,101
------------------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  22,581,792          12,688,907        35,193,209
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   9,925,163           3,092,701        12,897,019
 Annuity contracts in payment period                                             0           201,581
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   8,869,734          94,796,247       131,150,274
 Annuity contracts in payment period                                       496,447           922,555
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   8,222,292          65,867,130        88,610,687
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   7,801,278          15,049,606        27,062,849
 Annuity contracts in payment period                                       378,075           903,680
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,706,168          12,650,163        17,577,310
 Annuity contracts in payment period                                             0            18,946
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   4,872,246          90,170,258       118,791,854
 Annuity contracts in payment period                                             0            56,523
------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account B                $512,924,064      $2,922,442,857    $3,956,568,422
======================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and
Annuity Company and Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP

Hartford, Connecticut
February 11, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                                              /s/ KPMG LLP



Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).

Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

Principles of Consolidation

The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards

Accounting by Insurance and Other Enterprises for Insurance-Related Assesments

As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.

Future Application of Accounting Standards

Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3. Discontinued Operations-Individual Life Insurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.

The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale as of December 31 were as follows:


(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Off-Balance-Sheet and Other Financial Instruments

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Futures Contracts:

Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.

Warrants:

Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.

Options:

During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:


                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6. Net Investment Income

Sources of net investment income were as follows:

 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

8. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital (losses) gains on investments were as follows:


 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:


(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:


(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.

Income taxes from continuing operations consist of the following:


(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.

Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.

In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.

The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.

The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.

11. Related Party Transactions

Investment Advisory and Other Fees

The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.

Reinsurance Transactions

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).

The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.

Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.

Capital Transactions

The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.

Refer to note 7 for dividends paid to HOLDCO.

Other

Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.

Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

12. Reinsurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The following table includes premium amounts ceded/assumed as discussed in note 11.


                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:


                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.75992-00                                         ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements:
      (1)  Included in Part A:
           Condensed Financial Information
      (2)  Included in Part B:
           Financial Statements of Variable Annuity Account C:
           - Statement of Assets and Liabilities as of December 31, 1999
           - Statement of Operations for the year ended December 31, 1999
           - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
           - Condensed Financial Information for the year ended December 31,
             1999
           - Notes to Financial Statements
           - Independent Auditors' Report
           Financial Statements of the Depositor:
           - Independent Auditors' Report
           - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
           - Consolidated Balance Sheets as of December 31, 1999 and 1998
           - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
           - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
           - Notes to Consolidated Financial Statements

   (b) Exhibits
      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
      (2)    Not applicable
      (3.1)  Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
      (4.1)  Variable Annuity Contract (I-CDA-HD)(4)
      (4.2)  Variable Annuity Contract (GIH-CDA-HB) and (IMT-CDA-HO)(5)
      (4.3)  Variable Annuity Contract (IST-CDA-HO)(6)
      (4.4)  Variable Annuity Contract (I-CDA-HD(XC))(6)
      (4.5)  Endorsement (EIP-SDOTHD-97) to Contract I-CDA-HD(7)
      (4.6) Endorsement (EIP-SDOTHD-97(NY)) to Contract I-CDA-HD(XC)(7) (4.7) Endorsement (EIP-SDOTPM-97(NY)) to Contracts IMT-CDA-HO and
             IST-CDA-HO(7)
      (4.8)  Endorsement (EIP-SDOTPM-97) to Contracts IMT-CDA-HO and
             IST-CDA-HO(7)

      (4.9) Endorsement (EFUND97) to Contracts IMT-CDA-HO and IST-CDA-HO(8) (4.10) Endorsement (EIRA-ROTH-97(NY)) to Contract I-CDA-HD(XC)(9)
      (4.11) Endorsement (EIGET-IC(R)) to Contracts I-CDA-HD, IMT-CDA-HO and
             IST-CDA-HO(10)
      (4.12) Endorsement (EGETE-IC(R)) to Contract GIH-CDA-HB(11)
      (4.13) Endorsement (EIGF-IC(NY)) to Contract I-CDA-HD(XC)(12)
      (4.14) Endorsement (EGET-99) to Contracts I-CDA-HD, IMT-CDA-HO and
             I-CDA-HD(XC)(13)
      (4.15) Schedule (ISIRA-97 (XC)) to Contract I-CDA-HD(XC)(9)
      (5.1) Variable Annuity Contract Application (710.00.16H (11/97))(14) (5.2) Variable Annuity Contract Application (710.00.16H (NY)(11/97))(14) (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
             Company(15)
      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(4)
      (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(16)
      (7)    Not applicable
      (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(17)
      (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(17)
      (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
      (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(18)
      (8.5) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(19)

      (8.6) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(20)
      (8.7) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(20)
      (8.8) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
      (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(18)
      (8.10) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(20)
      (8.11) Third Amendment dated May 1, 2000 to Service Agreement between
             Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(20)

      (8.12) Fund Participation Agreement among Calvert Responsibly Invested
             Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
      (8.13) Service Agreement between Calvert Asset Management Company, Inc.
             and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
      (8.14) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996(4)
      (8.15) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
             1996(22)
      (8.16) Sixth Amendment dated November 6, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
             and May 1, 1997(23)
      (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997 and November 6, 1997(2)
      (8.18) Eighth Amendment dated December 1, 1999 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997, November 6, 1997 and May 1, 1998(19)
      (8.19) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996(4)
      (8.20) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
             1996(22)
      (8.21) Sixth Amendment dated as of January 20, 1998 to the Fund
             Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,

             1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(24)
      (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997 and January 20, 1998(2)
      (8.23) Eighth Amendment dated December 1, 1999 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997, January 20, 1998 and May 1, 1998(19)
      (8.24) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)
      (8.25) Amendment dated January 1, 1997 to Service Agreement between Aetna
             Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(20)
      (8.26) Service Contract between Fidelity Distributors Corporation and
             Aetna Life Insurance and Annuity Company dated May 2, 1997(18) (8.27) Fund Participation Agreement among Janus Aspen Series and Aetna
             Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(9)
      (8.28) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(18)
      (8.29) Second Amendment dated December 1, 1999 to Fund Participation
             Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(19)
      (8.30) Service Agreement between Janus Capital Corporation and Aetna Life
             Insurance and Annuity Company dated December 8, 1997(9)
      (8.31) Fund Participation Agreement dated March 11, 1997 between Aetna
             Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(25)
      (8.32) First Amendment dated December 1, 1999 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(19)
      (8.33) Service Agreement effective as of March 11, 1997 between
             Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(25)
      (9)    Opinion and Consent of Counsel
      (10)   Consent of Independent Auditors

      (11)   Not applicable
      (12)   Not applicable
      (13)   Schedule for Computation of Performance Data(26)
      (14.1) Powers of Attorney(20)
      (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75992), as filed on February 13, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 14, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75992), as filed on September 18, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
14. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 9, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
17. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

19. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
26. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 20, 1998.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------

Thomas J. McInerney                  Director and President

Shaun P. Mathews                     Director and Senior Vice President

Catherine H. Smith                   Director, Chief Financial Officer and
                                     Senior Vice President

Deborah Koltenuk                     Vice President, Corporate Controller,
                                     and Assistant Treasurer

Therese M. Squillacote               Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Senior Vice President, General
                                     Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed on February 23, 2000.

Item 27. Number of Contract Owners

      As of February 29, 2000, there were 597,695 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

      (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
            Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

      (b)   See Item 25 regarding the Depositor.

      (c)   Compensation as of December 31, 1999:

      (1)               (2)              (3)           (4)           (5)

Name of          Net Underwriting  Compensation
Principal        Discounts and     on Redemption     Brokerage
Underwriter      Commissions       or Annuitization  Commissions  Compensation*
-----------      -----------       ----------------  -----------  -------------

Aetna Life                           $5,240,551                    $159,707,139
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

   Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

      (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

      (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75992) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of April, 2000.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                       (Registrant)

                              By: AETNA LIFE INSURANCE AND ANNUITY COMPANY (Depositor)

                              By:  Thomas J. McInerney*
                                   --------------------------------------------
                                   Thomas J. McInerney
                                   President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                        Date
---------                  -----                                        ----

Thomas J. McInerney*       Director and President                  )
-------------------------- (principal executive officer)           )
Thomas J. McInerney                                                )
                                                                   )
                                                                   )
Shaun P. Mathews*           Director                               ) April
--------------------------                                         )
Shaun P. Mathews                                                   ) 18, 2000
                                                                   )
                                                                   )
Catherine H. Smith*         Director and Chief Financial Officer   )
--------------------------                                         )
Catherine H. Smith                                                 )
                                                                   )
                                                                   )
Deborah Koltenuk*          Vice President, Corporate Controller,   )
-------------------------- and Assistant Treasurer                 )
Deborah Koltenuk

By:    /s/  J. Neil McMurdie
       -----------------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.     Exhibit
-----------     -------

99-B.9          Opinion and Consent of Counsel                   --------

99-B.10         Consent of Independent Auditors                  --------